As filed with the Securities and Exchange Commission on July 14, 2003

Registration No. 333-105787

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                          / X /

PRE-EFFECTIVE AMENDMENT NO. 2                                                                    / X /

POST-EFFECTIVE AMENDMENT NO.__                                                                   /   /

                                              OPPENHEIMER GLOBAL FUND
                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Centennial, Colorado 80112
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                          (Registrant's Telephone Number)

                                               Robert G. Zack, Esq.
                                      Senior Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10148
                                                  (212) 323-0250
                                      (Name and Address of Agent for Service)

                    As soon as practicable after the Registration Statement becomes effective.
                                  (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Global
Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

------------------------------------------------------------------------------
The  Registrant  hereby  amends the  Registration  statement on such date or dates as may be necessary to delay its effective  date  until  the  Registrant  shall  file a  further  amendment  which  specifically  states  that  this
Registration  Statement shall thereafter  become effective in accordance with section 8(a) of the Securities Act of
1933 or until the  Registration  Statement shall become  effective on such date as the Commission,  acting pursuant to Section 8(a), shall determine.

                                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Shareholder  Letter -  Incorporated  by Reference to  Pre-Effective  Amendment No. 1 to  Registrant's  Registration
Statement on Form N-14 (Reg. No. 333-105787), filed June 6, 2003.

Part A

Proxy Statement for Oppenheimer Europe Fund and

Prospectus  for  Oppenheimer  Global  Fund  including  Exhibit  A  (Agreement  and Plan of  Reorganization  between
Oppenheimer Europe Fund and Oppenheimer Global Fund) and Exhibit B (Principal Shareholders): Filed herewith

Proxy Card:  Incorporated by Reference to Pre-Effective  Amendment No. 1 to Registrant's  Registration Statement on
Form N-14 (Reg. No. 333-105787), filed June 6, 2003.
Voting  Instructions:  Incorporated  by Reference to  Pre-Effective  Amendment No. 1 to  Registrant's  Registration
Statement on Form N-14 (Reg. No. 333-105787), filed June 6, 2003.

Part B

Statement of  Additional  Information:  Incorporated  by reference,  in its entirety to Part B of Form N-14,  filed with  Pre-Effective  Amendment No. 1 to  Registrant's  Registration  Statement on Form N-14 (Reg. No.  333-105787),
filed June 6, 2003.

Part C

Other Information: Filed herewith.
Signatures: Filed herewith.
Exhibits: Filed herewith.

                                              OPPENHEIMER EUROPE FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                          TO BE HELD ON OCTOBER 10, 2003

To the Shareholders of Oppenheimer Europe Fund:

         Notice is hereby given that a Special  Meeting of the  Shareholders  of  Oppenheimer  Europe Fund ("Europe
Fund"), a registered  investment  management company,  will be held at 6803 South Tucson Way, Centennial,  CO 80112 at 1:00 P.M.,  Mountain time, on October 10, 2003, or any adjournments  thereof (the "Meeting"),  for the following purposes:

1.       To approve an Agreement and Plan of  Reorganization  between  Oppenheimer  Europe Fund ("Europe Fund") and
Oppenheimer Global Fund ("Global Fund"), and the transactions  contemplated thereby,  including (a) the transfer of substantially  all the assets of Europe Fund to Global Fund in exchange  for Class A, Class B, Class C, Class N and
Class Y shares of Global Fund, (b) the  distribution of these shares of Global Fund to the  corresponding  Class A,
Class B, Class C, Class N and Class Y  shareholders  of Europe Fund in complete  liquidation of Europe Fund and (c)
the  cancellation  of the  outstanding  shares  of Europe  Fund  (all of the  foregoing  being  referred  to as the
"Proposal").

2.       To act upon such other matters as may properly come before the Meeting.

         Shareholders  of record at the close of business  on July 29, 2003 are  entitled to notice of, and to vote at, the  Meeting.  The Proposal is more fully  discussed  in the  Prospectus  and Proxy  Statement.  Please read it carefully  before telling us, through your proxy or in person,  how you wish your shares to be voted.  The Board of
Trustees  of  Europe  Fund  recommends  a vote in favor  of the  Proposal.  WE URGE YOU TO SIGN,  DATE AND MAIL THE
ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
         Robert G. Zack, Secretary
         August 8, 2003
--------------------------------------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are  requested  to  indicate  voting  instructions  on the enclosed proxy and to date, sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate  mailings,  we ask your  cooperation  in  promptly  mailing  your proxy no matter how large or small your holdings may be.

                                              OPPENHEIMER GLOBAL FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                                      COMBINED PROSPECTUS AND PROXY STATEMENT
                                               DATED AUGUST 8, 2003

                                           Acquisition of the Assets of
                                              OPPENHEIMER EUROPE FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                  By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                                              OPPENHEIMER GLOBAL FUND

         This combined  Prospectus  and Proxy  Statement  solicits  proxies from the  shareholders  of  Oppenheimer
Europe  Fund  ("Europe  Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the  "Reorganization  Agreement") and the transactions  contemplated  thereby
(the  "Reorganization")  between Europe Fund and Oppenheimer Global Fund ("Global Fund").  This combined Prospectus and Proxy  Statement  constitutes  the  Prospectus  of Global Fund and the Proxy  Statement of Europe Fund filed on
Form N-14 with the Securities and Exchange  Commission  ("SEC"). If shareholders vote to approve the Reorganization
Agreement and the  Reorganization,  the net assets of Europe Fund will be acquired by and in exchange for shares of
Global  Fund.  The  Meeting  will be held at the  offices  of  OppenheimerFunds,  Inc.  at 6803 South  Tucson  Way,
Centennial,  CO 80112 on October  10,  2003 at 1:00 P.M.  Mountain  time.  The Board of  Trustees of Europe Fund is soliciting  these  proxies on behalf of Europe Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about August 25, 2003.

         If the  shareholders  vote to approve the  Reorganization  Agreement,  you will receive  Class A shares of
Global Fund equal in value to the value as of the  Valuation  Date (this term is defined in the  Agreement and Plan of  Reorganization  attached  hereto  as  Exhibit  A as  the  business  day  preceding  the  Closing  Date  of  the
Reorganization)  of your Class A shares of Europe  Fund;  Class B shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class B shares of Europe  Fund;  Class C shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class C shares of Europe Fund;  Class N shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class N shares of Europe  Fund;  and Class Y shares of Global
Fund equal in value to the value as of the Valuation  Date of your Class Y shares of Europe Fund.  Europe Fund will then be liquidated and de-registered under the Investment Company Act of 1940 (the "Investment Company Act").

         Global Fund's investment objective is to seek capital  appreciation.  Global Fund invests mainly in common stocks of U.S. and foreign companies the portfolio manager has selected for their long-term growth potential.

         This Prospectus and Proxy Statement gives  information  about Class A, Class B, Class C, Class N and Class
Y shares of Global  Fund that you should  know  before  investing.  You should  retain it for future  reference.  A
Statement  of  Additional  Information  relating  to the  Reorganization  described  in this  Prospectus  and Proxy
Statement,  dated  August 8, 2003 (the  "Proxy  Statement  of  Additional  Information")  has been  filed  with the
Securities and Exchange  Commission  ("SEC") as part of the Registration  Statement on Form N-14 (the "Registration
Statement") and is  incorporated  herein by reference.  You may receive a free copy by writing to  OppenheimerFunds
Services (the "Transfer  Agent") at P.O. Box 5270,  Denver  Colorado 80217 or by calling  toll-free  1.800.CALL OPP
(225.5677).  That  Statement of  Additional  Information  includes  the  following  documents:  (i) the Europe Fund
Statement of Additional  Information;  (ii) Annual Report and Semi-Annual Report as of August 31, 2002 and February
28,  2003,  respectively,  of Europe Fund;  (iii) the Global Fund  Statement of  Additional  Information;  and (iv)
Annual Report and Semi-Annual Report as of September 30, 2002 and March 31, 2003, respectively, of Global Fund.

         The  Prospectus  of Global Fund dated  November 22, 2002,  is enclosed  herewith and  considered a part of this Prospectus and Proxy Statement. It is intended to provide you with information about Global Fund.

         The  following  documents  have been filed with the SEC and are  available  without  charge  upon  written request to the Transfer Agent at the address specified above or by calling toll-free number  1.800.225.5677:  (i) a
Prospectus  for Europe Fund,  dated  October 23, 2002 and its  supplement  dated July 1, 2003;  (ii) a Statement of
Additional  Information  for Europe Fund,  dated October 23, 2002 and its  supplement  dated January 13, 2003;  and
(iii) a Statement of Additional  Information  for Global Fund,  dated  November 22, 2002 and its  supplement  dated
March 31, 2003.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or guaranteed by the Federal
Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange  Commission has not approved or disapproved  these securities or passed upon the  adequacy of this  Prospectus  and Proxy  Statement.  Any  representation  to the  contrary is a criminal offense.

This Prospectus and Proxy Statement is dated August 8, 2003.

                                                 TABLE OF CONTENTS
                                      COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                               Page
                                                                                                               ----
Synopsis
     What am I being asked to vote on?..............................................................
     What are the general tax consequences of the Reorganization?.............................
     Comparisons of some important features......................................................
     How do the investment objectives and policies of the Funds compare?....................
     Who manages the Funds?........................................................................
     What are the fees and expenses of each Fund and what are they expected to be after the
         Reorganization?...............................................................................

     Where can I find more financial information about the Funds?.............................
     What are the capitalizations of the Funds and what would the capitalization be after the
         Reorganization?...............................................................................
     How have the Funds performed?................................................................
     What are other key features of the Funds?......................................................

              Investment Management and Fees......................................................
              Transfer Agency and Custody Services................................................
              Distribution Services......................................................................
              Purchases, Redemptions, Exchanges and other Shareholder Services............
              Dividends and Distributions............................................................
What are the Principal Risks of an Investment in Europe Fund or Global Fund?
Reasons for the Reorganization
Information About the Reorganization
     How will the Reorganization be carried out?..................................................
     Who will pay the expenses of the Reorganization?...........................................
     What are the tax consequences of the Reorganization?.......................................
     What should I know about Class A, Class B, Class C, Class N and Class Y shares of
         Global Fund?...................................................................................
Comparison of Investment Objectives and Policies
     Are there any significant differences between the investment objectives and strategies of the Funds?......................................................................................
     What are the main risks associated with an investment in the Funds?......................
     How do the investment policies of the Funds compare?......................................
     What are the fundamental investment restrictions of the Funds?...........................
     How do the account features and shareholder services for the Funds compare?...........
              Investment Management.................................................................
              Distribution.................................................................................
              Purchases and Redemptions.............................................................
              Shareholder Services.....................................................................
              Dividends and Distributions............................................................
Voting Information
     How many votes are necessary to approve the Reorganization Agreement?...............
     How do I ensure my vote is accurately recorded?.............................................
     Can I revoke my proxy?...........................................................................
     What other matters will be voted upon at the Meeting?......................................
     Who is entitled to vote?...........................................................................
     What other solicitations will be made?.........................................................
     Are there appraisal rights?........................................................................
Information About Europe Fund
Information About Global Fund
Principal Shareholders
Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Europe Fund and Oppenheimer Global Fund
Exhibit B - Principal Shareholders
Enclosure:
Prospectus of Oppenheimer Global Fund dated November 22, 2002.

                                                     SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed  information  contained in or incorporated  by reference in this  Prospectus and Proxy  Statement and by the  Reorganization  Agreement  which is attached  as  Exhibit  A.  Shareholders  should  carefully  review  this  Prospectus  and Proxy  Statement  and the
Reorganization  Agreement  in their  entirety  and,  in  particular,  the current  Prospectus  of Global Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

         If  shareholders  of Europe  Fund  approve  the  Reorganization,  the net  assets  of Europe  Fund will be transferred  to Global Fund,  in exchange  for an equal value of shares of Global  Fund.  The shares of Global Fund will then be  distributed  to Europe  Fund  shareholders,  and Europe Fund will be  liquidated.  As a result of the
Reorganization,  you will cease to be a shareholder  of Europe Fund and will become a  shareholder  of Global Fund.
For  federal  income tax  purposes,  the holding  period of your  Europe  Fund  shares will be carried  over to the holding  period for shares you receive in  connection  with the  Reorganization.  This  exchange  will occur on the
Closing Date (as such term is defined in the Agreement  and Plan of  Reorganization  attached  hereto as Exhibit A)
of the Reorganization.

         Shareholders  of Europe  Fund  holding  certificates  representing  their  shares  will not be required to surrender their certificates in connection with the  reorganization.  However,  former  shareholders of Europe Fund whose shares are represented by outstanding share  certificates  will not be allowed to redeem,  transfer or pledge shares of Global Fund they receive in the  Reorganization  until the exchanged Europe Fund  certificates  have been returned to the Transfer Agent.

What am I being asked to vote on?

         Your  Fund's  investment  manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  proposed  to the  Board of
Trustees a  reorganization  of your Fund,  Europe Fund,  with and into Global Fund so that  shareholders  of Europe
Fund may become  shareholders of a substantially  larger fund advised by the same investment advisor with generally more favorable  long-term  performance,  and investment  objectives and policies  similar to those of their current
Fund. The Board  considered the differences in investment  focus,  discussed  below.  The Board also considered the fact that the  surviving  fund has the  potential  for lower overall  operating  expenses.  In addition,  the Board considered  that both Funds have Class A,  Class B,  Class C, Class N and Class Y shares  offered  under  identical sales charge arrangements.  The Board also considered that the Reorganization  would be a tax-free  reorganization, and there would be no sales charge  imposed in effecting the  Reorganization.  In addition,  due to the  relatively moderate  costs of the  reorganization,  the Boards of both Funds  concluded  that  neither  Fund would  experience dilution  as a result  of the  Reorganization.  There  can be no  assurance  that  Global  Fund  will  continue  to experience more favorable long-term performance and lower overall operating expenses than Europe Fund.

         At a meeting  held on April 17,  2003,  the Board of  Trustees of Europe  Fund  approved a  reorganization transaction  that will,  if approved by  shareholders,  result in the  transfer of the net assets of Europe Fund to
Global  Fund,  in  exchange  for an equal  value of shares of Global  Fund.  The shares of Global Fund will then be distributed  to Europe  Fund  shareholders  and Europe Fund will  subsequently  be  liquidated.  As a result of the
Reorganization,  you will cease to be a shareholder  of Europe Fund and will become a  shareholder  of Global Fund.
This exchange  will occur on the Closing Date (as such term is defined in the Agreement and Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization.

         Approval  of the  Reorganization  means you will  receive  Class A shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class A shares of Europe Fund;  Class B shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class B shares of Europe Fund;  Class C shares of Global Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of  Europe  Fund;  Class N shares of
Global Fund equal in value to the value as of the Valuation  Date of your Class N shares of Europe Fund;  and Class
Y shares of Global Fund equal in value as of the Valuation  Date of your Class Y shares of Europe Fund.  The shares you  receive  will be issued at net asset value  without a sales  charge or the  payment of a  contingent  deferred sales charge  ("CDSC")  although if your shares of Europe Fund are subject to a CDSC,  your Global Fund shares will continue to be subject to the same CDSC  applicable  to your shares.  The period  during which you held your Europe
Fund shares will carry over to your Global Fund shares for purposes of determining the CDSC holding period.

         For the reasons set forth in the "Reasons for the  Reorganization"  section,  the Board of Europe Fund has determined that the Reorganization is in the best interests of the shareholders of Europe Fund.

                                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                                TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected  that  shareholders  of Europe Fund who are U.S.  citizens  will not  recognize any gain or loss for federal  income tax purposes,  as a result of the exchange of their shares for shares of Global Fund.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the  Reorganization in light of your individual  circumstances.  You should also consult your tax advisor  about state and local tax  consequences.  For further  information  about the tax  consequences  of the  Reorganization,  please see the  "Information  About the
Reorganization--What are the tax consequences of the Reorganization?"

Comparisons of some important features

How do the investment objectives and policies of the Funds compare?

         Europe Fund and Global Fund have the same investment  objective.  As a fundamental  investment policy, the investment objective of both Funds is to seek capital appreciation.

         In seeking their investment objectives,  both Funds invest in foreign equities.  However, their respective investment  focus is  different.  Under normal market  conditions,  Europe Fund will invest at least 80% of its net assets (plus any borrowings for investment  purposes) in common stocks of European companies.  It currently invests mainly in common  stocks of  companies  in  developed  European  markets,  such as France,  Germany,  England,  the
Netherlands  and Italy.  It can also invest in emerging  European  markets,  such as Hungary,  Poland and the Czech
Republic.  Global Fund has a much broader  geographic  mix. It invests  mainly in common stocks of companies in the
U.S.  and foreign  countries.  It can invest  without  limit in foreign  securities  and can invest in any country, including countries with developed or emerging markets.  However, it currently emphasizes  investments in developed markets such as the United  States,  Western  European  countries and Japan.  It does not limit its  investments to companies in a particular  capitalization  range,  but currently  focuses its  investments in mid-cap and large-cap companies.  It is not required to allocate its investments in any set percentages in any particular  countries.  As a  fundamental  policy,  it  normally  will  invest in at least  three  countries  (one of which may be the  United
States). Typically it invests in a number of different countries.

         Please  refer to the  financial  statements  of both Funds for a complete  listing  (as of the  respective report dates) of the portfolio  investments for each Fund.  These are included in the Proxy Statement of Additional
Information, which is available free of charge (see page ___ for instructions for requests).

Who Manages the Funds?

         The day-to-day  management of the business and affairs of each Fund is the  responsibility of the Manager.
Each Fund is an open-end  diversified  investment  management company with an unlimited number of authorized shares of beneficial interest organized as a Massachusetts  business trust.  Europe Fund commenced  operations on March 1,
1999, and Global Fund's predecessor  commenced  operations on December 22, 1969. Both Funds are governed by a Board of Trustees,  which is responsible  for  protecting the interests of  shareholders  under  Massachusetts  law. Both
Funds are located at 498 Seventh Avenue, New York, New York 10018.

         The Manager,  also located at 498 Seventh Avenue,  New York, New York 10018, acts as investment advisor to both Funds, and employs their portfolio  managers.  The portfolio manager for Europe Fund is Dominic Freud. He is a
Vice  President of the Fund and of the  Manager.  Mr. Freud has been the Fund's  portfolio  manager  since April 1,
2003. Mr. Freud was previously  responsible  for European  investments at SLS Capital from January 2002 to February
2003.  Prior to that time he was head of the  European  equities  desk and  managing  director at SG Cowen from May
1994 to January 2002.  The  portfolio  manager for Global Fund is William L. Wilby.  He is a Vice  President of the
Fund and a Senior Vice  President of the  Manager.  Mr. Wilby has been the Fund's  portfolio  manger since  October
1992.  Additional  information  about the Funds and the Manager is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Europe  Fund and Global Fund each pay a variety of  expenses  directly  for  management  of their  assets, administration  and  distribution  of their shares and other  services.  Those  expenses are  subtracted  from each
Fund's  assets to calculate  the fund's net asset values per share.  Shareholders  pay these  expenses  indirectly.
Shareholders pay other expenses directly, such as sales charges.

         The following  tables are provided to help you  understand  and compare the fees and expenses of investing in shares of Europe Fund with the fees and expenses of investing in shares of Global Fund.  The pro forma  expenses of the  surviving  Global  Fund show what the fees and  expenses  are  expected  to be after  giving  effect to the
Reorganization.

                                                PRO FORMA FEE TABLE
                                       For the 12 month period ended 3/31/03

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class A shares      Class A Shares       Class A shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a
 % of offering price)                                    5.75%                5.75%                   5.75%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              None1                None1                   None1
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.24%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.07%4               0.27%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.11%4               1.18%                   1.18%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class B shares      Class B Shares       Class B shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               5%6                  5%6                     5%6
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.21%4              0.31%5                   0.31%5
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.01%4              1.98%5                   1.98%5
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class C Shares      Class C Shares       Class C Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%7                  1%7                     1%7
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.24%4               0.28%                   0.28%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.04%4               1.95%                   1.95%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class N shares      Class N Shares       Class N shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%8                  1%8                     1%8
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.26%4               0.19%                   0.19%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.56%4               1.36%                   1.36%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class Y Shares      Class Y Shares       Class Y Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                 None                    None
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                 None                    None
redemption proceeds)
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                    2.00%
-------------------------------------------------- ------------------- --------------------- --------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Management Fees                                          0.80%4               0.67%                    0.67%
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Distribution and/or Service (12b-1) Fees                  N/A                  N/A                      N/A
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Other Expenses3                                          0.54%4               0.38%5                  0.38%5
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Total Fund Operating Expenses                            1.34%4               1.05%5                  1.05%5
-------------------------------------------------- ------------------- --------------------- --------------------------

Note: Expenses may vary in future years.
1.       A  contingent  deferred  sales  charge  may apply to  redemptions  of  investments  of $1  million or more
     ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2.       Applies to the  proceeds of Fund  shares that are  redeemed  (either by selling or  exchanging  to another
     Oppenheimer fund) within 30 days of their purchase.

3.       "Other Expenses" include transfer agent fees and custodial, accounting and legal expenses.
4.       The  expenses  shown for  Europe  Fund do not  reflect  management  fee and  transfer  agent fee  waivers,

     described  below under  "Investment  Management and Fees" and "Transfer  Agency and Custody  Services."  After
     such waivers,  "Management  Fees" were 0.75% for each class,  "Other  Expenses" were 0.86% for Class A shares,
     0.87% for Class B shares,  0.84% for Class C shares,  0.92% for Class N shares and 0.54% (unchanged) for Class
     Y shares,  and "Total Fund  Operating  Expenses" were 1.85% for Class A, 2.62% for Class B, 2.59% for Class C,
     2.17% for Class N and 1.29% for Class Y.

5.       The  expenses  shown for Global Fund do not reflect  transfer  agent fee  waivers,  described  below under
     "Transfer  Agency and Custody  Services."  After such waivers,  "Other Expenses" were 0.30% for Class B shares and 0.33% for Class Y shares,  and "Total  Fund  Operating  Expenses"  were 1.97% for Class B shares and 1.00%
     for Class Y shares. Expenses for Class A, Class C and Class N shares were unchanged.

6.       Applies to  redemptions  within the first  year after  purchase.  The  contingent  deferred  sales  charge declines to 1% in the sixth year and is eliminated after that.
7.       Applies to shares redeemed within 12 months of purchase.
8.       Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Examples

         These  examples  below  are  intended  to help you  compare  the cost of  investing  in each  Fund and the proposed  surviving  Global  Fund.  These  examples  assume an annual  return for each  class of 5%, the  operating expenses described in the tables above and reinvestment of your dividends and distributions.

         Your  actual  costs  may be higher or lower  because  expenses  will  vary  over  time.  For each  $10,000 investment,  you would pay the  following  projected  expenses  if you sold your  shares  after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                                                    Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $804               $1,230               $1,782               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $407                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $359                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $304                $930                $1,582               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $307                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $259                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                          Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                                          Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

1.       In the "If shares are redeemed"  examples,  expenses  include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
2.       In the "If shares are not redeemed"  examples,  the Class A expenses include the initial sales charge, but
     Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
3.       Class  B  expenses  for  years 7  through  10 are  based  on  Class  A  expenses,  since  Class  B  shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

         Performance  information  for both  Europe  Fund and Global  Fund is set forth in each  Fund's  Prospectus under the section "The Fund's Past  Performance."  Global Fund's  Prospectus  accompanies this Prospectus and Proxy
Statement and is incorporated by reference.

The  financial  statements  of Europe Fund for its fiscal year ended  August 31, 2002 and for the six months  ended
February 28, 2003,  and the financial  statements of Global Fund for its  performance  and for the six months ended
March 31, 2003,  are included in the Proxy  Statement of  Additional  Information  and are  incorporated  herein by reference. See page ___ for instructions on how to obtain a free copy.

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following  table sets forth the  capitalization  (unaudited) of Europe Fund and Global Fund as of June
30, 2003 and indicates  the pro forma  combined  capitalization  as of June 30, 2003 as if the  Reorganization  had
occurred on that date.  As of June 30, 2003,  the value of the assets of Europe Fund was less than 10% of the value of the assets of Global Fund.

--------------------------------------------------------------------------------------------------------------------

Europe Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class A                                       $5,857,789                   1,039,368           $5.64

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class B                                       $3,351,478                     614,606           $5.45

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class C                                       $1,484,953                     271,062           $5.48

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class N                                          $60,264                      10,796           $5.58

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class Y                                          $76,160                      13,222           $5.76

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

TOTAL                                           $10,830,643                   1,949,054

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

Global Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class A                                   $5,287,708,201                 130,805,687           $40.42

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class B                                   $1,146,740,098                  30,217,333           $37.95

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class C                                     $542,442,872                  14,068,187           $38.56

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class N                                      $93,369,321                   2,322,018           $40.21

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class Y                                     $225,472,002                   5,548,568           $40.64

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

TOTAL                                        $7,295,732,495                 182,961,793

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

Global Fund                              Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class A                                   $5,293,565,990                 130,964,027           $40.42

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class B                                   $1,150,091,576                  30,305,443           $37.95

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class C                                     $543,927,825                  14,106,012           $38.56

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class N                                      $93,429,585                   2,323,541           $40.21

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   Class Y                                     $225,548,162                   5,549,906           $40.64

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

TOTAL                                        $7,306,563,138                 183,248,929

----------------------------------------------------------------------------------------

*Reflects  the  issuance of 158,340  Class A shares,  88,110 Class B shares,  37,825 Class C shares,  1,523 Class N shares  and  1,338  Class Y shares  of Global  Fund in a  tax-free  exchange  for the net  assets  of Europe  Fund, aggregating $10,830,643.

How have the Funds performed?

         The following past performance  information for each Fund is set forth below, and for earlier periods,  in its  respective  Prospectus:  (i) a bar chart  detailing  annual total returns of Class A shares of each Fund as of
December 31st for each of the ten most recent full calendar years (for Europe Fund,  since that Fund's  inception);
and (ii) tables  detailing  how the average  annual total  returns,  both before and after taxes,  of Europe Fund's
Class  A,  Class  B,  Class  C,  Class N and  Class Y  shares  compare  to  those  of the  Morgan  Stanley  Capital
International  (MSCI)  All  Country  Index;  and how Global  Fund's  Class A, Class B, Class C, Class N and Class Y
average  annual  total  returns,  both  before  and after  taxes,  compare to those of the MSCI  World  Index.  The after-tax  returns are shown for Class A shares only and are  calculated  using the historical  highest  individual federal  marginal  income tax rates in effect  during the  periods  shown and do not reflect the impact of state or local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital loss occurs upon  redemption  and translates  into an assumed tax deduction that benefits the  shareholder.
The  after-tax  returns  are  calculated  based on certain  assumptions  mandated  by  regulation  and your  actual after-tax  returns may differ from those shown,  depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares  through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to  institutional  investors  not subject to tax.  The past  investment  performance  of either Fund,  before and after  taxes,  is not  necessarily  an  indication  of how either Fund will perform in the future.

         Annual Total Returns for Europe Fund (Class A)

[See  appendix  to  prospectus  and  proxy  statement  for data in bar  chart  showing  annual  total  returns  for
Oppenheimer Europe Fund.]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart,  and if those  charges and taxes were included, the returns may be less than those shown.
For the period from January 1, 2003 through March 31, 2003, the  cumulative  total return (not  annualized)  before taxes for Class A shares of Europe Fund was -14.97%.
During the period shown in the bar chart, the highest return for Oppenheimer  Europe Fund (not  annualized)  before taxes for a calendar  quarter was 10.20% (4th Qtr `01) and the lowest  return (not  annualized)  before taxes for a calendar quarter was -24.52% (3rd Qtr `02).

         Annual Total Returns for Global Fund (Class A)

[See  appendix  to  prospectus  and  proxy  statement  for data in bar  chart  showing  annual  total  returns  for
Oppenheimer Global Fund.]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart,  and if those  charges and taxes were included, the returns may be less than those shown.
For the period from January 1, 2003 through March 31, 2003, the  cumulative  total return (not  annualized)  before taxes for Class A shares of Global Fund was -7.89%.
During the period shown in the bar chart, the highest return for Oppenheimer  Global Fund (not  annualized)  before taxes for a calendar  quarter was 36.38% (4th Qtr `99) and the lowest  return (not  annualized)  before taxes for a calendar quarter was -18.17% (3rd Qtr '02).

         Average annual total returns for the Funds for the periods ended December 31, 2002 are as follows:

------------------------------------------ ------------- -------------------------
Europe Fund1                                  1 Year             5 Years
                                                          (or life of class, if
                                                                  less)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class A Shares (inception 3/1/99)

  Return Before Taxes                        -28.35%             -16.70%
  Return After Taxes on Distributions        -28.35%             -17.12%
  Return After Taxes on Distributions
  and Sale of Fund Shares                    -17.26%             -12.64%

------------------------------------------ ------------- -------------------------
MSCI All Country Europe Index
(from 2/28/99) (reflects no deduction

for fees, expenses or taxes) 4               -17.85%              -7.93%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class B Shares (inception 3/1/99)            -28.42%             -16.73%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class C Shares (inception 3/1/99)            -25.18%             -15.97%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class N Shares (inception 3/1/01)            -25.00%             -23.95%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class Y Shares (inception 3/1/99)2           -23.27%             -14.96%

------------------------------------------ ------------- -------------------------

         -------------------------------------------- ----------- -------------------------- -------------------------
         Global Fund1                                   1 Year             5 Years                   10 Years
                                                                    (or life of class, if     (or life of class, if
                                                                            less)                     less)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class A Shares (inception 12/22/69)

           Return Before Taxes                         -26.91%              3.68%                     10.70%
           Return After Taxes on Distributions         -26.91%              1.98%                     8.36%
           Return After Taxes on Distributions and
           Sale of Fund Shares                         -16.39%              2.98%                     8.39%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         MSCI World Index

         (from 12/31/92) (reflects no deduction for    -19.54%             -1.76%                     6.69%
         fees, expenses or taxes)5

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class B Shares (inception 8/17/93) 3          -26.93%              3.82%                     9.62%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class C Shares (inception 10/2/95)            -23.81%              4.11%                     7.96%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class N Shares (inception 3/1/01)             -23.39%             -16.41%                     N/A

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class Y Shares (inception 11/17/98)2          -22.31%              5.40%                      N/A

         -------------------------------------------- ----------- -------------------------- -------------------------

         Average annual total returns for the Funds for the periods ended June 30, 2003 are as follows:

------------------------------------------ ------------- -------------------------

Europe Fund1                                  1 Year             5 Years
                                                          (or life of class, if
                                                                  less)

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class A Shares (inception 3/1/99)
  Return Before Taxes                        -14.26%             -12.58%
  Return After Taxes on Distributions        -14.26%             -12.97%
  Return After Taxes on Distributions
  and Sale of Fund Shares                     -9.27%              -9.64%

------------------------------------------ ------------- -------------------------

MSCI All Country Europe Index
(from 2/28/99) (reflects no deduction
for fees, expenses or taxes) 4                -4.40%              -4.70%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class B Shares (inception 3/1/99)            -14.28%             -12.49%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class C Shares (inception 3/1/99)            -10.48%             -11.99%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class N Shares (inception 3/1/01)            -10.32%             -15.27%

------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------

Class Y Shares (inception 3/1/99)2            -8.43%             -10.93%

------------------------------------------ ------------- -------------------------

         -------------------------------------------- ----------- -------------------------- -------------------------

         Global Fund1                                   1 Year             5 Years                   10 Years
                                                                    (or life of class, if     (or life of class, if
                                                                            less)                     less)

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class A Shares (inception 12/22/69)
           Return Before Taxes                         -11.57%              3.45%                     10.94%
           Return After Taxes on Distributions         -11.57%              1.75%                     8.60%
           Return After Taxes on Distributions and
           Sale of Fund Shares                          -7.52%              2.64%                     8.48%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         MSCI World Index
         (from 12/31/92) (reflects no deduction for     -1.89%             -2.69%                     6.32%
         fees, expenses or taxes)5

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class B Shares (inception 8/17/93) 3          -11.57%              3.57%                     10.33%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class C Shares (inception 10/2/95)             -7.81%              3.88%                     8.90%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class N Shares (inception 3/1/01)              -7.30%             -9.03%                      N/A

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------

         Class Y Shares (inception 11/17/98)2           -5.97%              7.34%                      N/A

         -------------------------------------------- ----------- -------------------------- -------------------------

1.       The Funds'  average annual total returns in the tables above include the  applicable  sales  charges:  for
     Class A shares of each Fund, the current maximum  initial sales charge is 5.75%;  for Class B shares of Global
     Fund,  the  contingent  deferred  sales charges is 5% (1-year) and 2% (5-years);  for Class B shares of Europe
     Fund, the contingent deferred sales charges is 5% (1-year) and 2%  (life-of-class);  and for Class C and Class
     N shares of each Fund, the 1% contingent deferred sales charge for the 1-year period.
2.       There is no sales charge on Class Y shares.
3.       Because  Class B shares  convert  to Class A shares  72 months  after  purchase,  Class B  "life-of-class"
     performance  for  Global  Fund  does not  include  the  contingent  deferred  sales  charge  and uses  Class A performance  for the period after  conversion.  The Fund's returns  measures the performance of a hypothetical account and assume that all  dividends  and capital  gains  distributions  have been  reinvested in additional shares.

4.       The  performance of Europe Fund's Class A shares is compared to the Morgan Stanley  Capital  International
     (MSCI) All Country  Europe Index,  an unmanaged  index of foreign stocks  representing  developed and emerging
     European  countries.  Index performance  reflects the reinvestment of income but does not reflect  transaction costs. Europe Fund's investments vary from those in the index.

5.       The  performance of Global Fund's Class A shares is compared to the MSCI World Index,  and unmanaged index of issuers listed on the stock exchange of 20 foreign  countries and the U.S. Index  performance  reflects the reinvestment of income but does not reflect  transaction  costs.  Global Fund's investments vary from those in the index.

         How Has Global  Fund  Performed?  - Below is a  discussion  by the  Manager of Global  Fund's  performance during its fiscal year ended September 30, 2002,  followed by a graphical  comparison of Global Fund's  performance to an appropriate broad-based market index.

         Management's  Discussion  of  Performance - During the fiscal year that ended  September 30, 2002,  Global
Fund's  performance  mirrored  a  difficult  operating  environment,  producing  negative  absolute  returns  while outperforming  its benchmark  index,  the MSCI World Index.  Economic,  business and political  events converged to exert undue pressure on global markets,  with the United States and Europe  experiencing the brunt of the downturn.
Given the often  contradictory  nature of  near-term  indicators,  Global  Fund's  portfolio  manager  maintained a long-term  perspective,  employing a theme-driven,  valuation sensitive  investment approach that seeks "contrarian growth" from  fundamentally  sound stocks that are believed to be temporarily  depressed.  Global Fund's  portfolio manager  also  maintained  a  "barbell  strategy,"  combining  aggressive  and  defensive  positions  in  hopes  of positioning  the  portfolio  for a variety  of market  conditions.  Country,  industry  and  market  capitalization weightings  were the result of the Fund manager's  individual  stock  selection  rather than  predetermined  target allocations. Global Fund's holdings, allocations, management and strategies are subject to change.

         Comparing  Global  Fund's  Performance  to the Market - The graphs that follow show the  performance  of a hypothetical  $10,000  investment  in each class of shares of Global Fund held until  September  30, 2002.  Class A performance  is shown for a 10 year period.  For each other class,  performance  is measured from  inception of the class:  from August 17, 1993 for Class B, from  October 2, 1995 for Class C shares,  from March 1, 2001 for Class N shares,  and from  November 17, 1998 for Class Y shares.  Global Fund's  performance  reflects the deduction of the maximum initial sales charge on Class A shares, the applicable  contingent  deferred sales charge on Class B, Class
C and Class N shares, and reinvestment of all dividends and capital gain  distributions.  Global Fund's performance is  compared  to the  performance  of the MSCI World  Index,  an  unmanaged  index of  issuers  listed on the stock exchanges of 20 foreign  countries.  Index performance  reflects the reinvestment of dividends but does not reflect transaction  costs,  and none of the data in the  graphs  that  follow  shows the  effect of taxes.  Global  Fund's performance  reflects the effects of Fund business and operating  expenses.  While index  comparisons may be useful to provide a benchmark  for Global Fund's  performance,  it must be noted that Global  Fund's  investments  are not limited to the investments or countries in the Index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class A) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1993                         $9,425                         $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1993                         $9,897                         $10,620
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $11,101                        $11,132
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,937                        $11,325
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $12,603                        $11,407
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $12,452                        $11,764
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $13,232                        $12,030
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $12,535                        $11,957
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $12,774                        $12,532
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $13,657                        $13,083
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $14,458                        $13,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $14,614                        $14,506
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $15,330                        $15,114
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $15,946                        $15,569
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $16,335                        $15,795
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $17,174                        $16,536
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $17,913                        $16,601
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $20,021                        $19,120
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $21,702                        $19,685
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $20,921                        $19,219
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $23,269                        $21,992
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $23,605                        $22,459
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $19,564                        $19,786
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $23,580                        $23,985
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $24,460                        $24,862
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $26,873                        $26,069
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $27,399                        $25,704
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $37,368                        $30,063
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $42,392                        $30,393
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $41,012                        $29,337
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $40,313                        $27,884
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $38,886                        $26,179
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $33,293                        $22,835
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $35,737                        $23,468
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $29,388                        $20,112
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $34,299                        $21,854
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $34,820                        $21,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $31,620                        $19,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $25,873                        $16,319
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class B) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         08/17/1993                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $10,364                         $9,817
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,051                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $11,716                        $10,060
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $11,546                        $10,374
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $12,241                        $10,609
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $11,570                        $10,545
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $11,768                        $11,052
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $12,553                        $11,538
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $13,261                        $12,197
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $13,379                        $12,793
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $14,006                        $13,328
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $14,539                        $13,730
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $14,862                        $13,929
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $15,592                        $14,583
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $16,230                        $14,641
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $18,104                        $16,861
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $19,583                        $17,360
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $18,839                        $16,949
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $20,909                        $19,394
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $21,181                        $19,806
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $17,515                        $17,449
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $21,068                        $21,152
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $21,817                        $21,925
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $23,920                        $22,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $24,369                        $22,668
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $33,236                        $26,512
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $37,705                        $26,803
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $36,477                        $25,872
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $35,856                        $24,590
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $34,586                        $23,087
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $29,612                        $20,138
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $31,786                        $20,696
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $26,139                        $17,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $30,506                        $19,273
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $30,970                        $19,392
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $28,123                        $17,615
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $23,012                        $14,391
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class C) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date              Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         10/02/1995                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $10,117                        $10,488
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $10,587                        $10,927
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $10,990                        $11,257
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $11,234                        $11,420
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $11,785                        $11,956
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $12,267                        $12,003
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $13,685                        $13,824
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $14,801                        $14,233
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $14,241                        $13,896
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $15,807                        $15,900
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $16,007                        $16,238
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $13,242                        $14,305
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $15,927                        $17,341
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $16,491                        $17,975
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $18,080                        $18,849
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $18,402                        $18,584
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $25,049                        $21,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $28,363                        $21,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $27,383                        $21,211
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $26,870                        $20,160
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $25,866                        $18,928
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $22,100                        $16,510
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $23,677                        $16,968
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $19,434                        $14,541
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $22,637                        $15,801
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $22,939                        $15,899
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $20,790                        $14,441
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $16,979                        $11,799
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class N) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/01/2001                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $9,044                          $9,345
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $9,699                          $9,604
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $7,975                          $8,231
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $9,304                          $8,944
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $9,439                          $8,999
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $8,566                          $8,174
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $7,008                          $6,678
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class Y) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         11/17/1998                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $10,907                        $10,490
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $11,328                        $10,874
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $12,454                        $11,402
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $12,710                        $11,242
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $17,353                        $13,148
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $19,701                        $13,293
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $19,075                        $12,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $18,764                        $12,195
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $18,098                        $11,450
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $15,497                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $16,651                        $10,264
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $13,691                         $8,796
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $15,989                         $9,558
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $16,241                         $9,617
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $14,753                         $8,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $12,077                         $7,137
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

----------------------------- ------------------------------------ -------------------------

         The ending  account  values in the graphs  show  change in share  value and  include  reinvestment  of all dividends and capital gains  distributions.  Past performance is not predictive of future  performance.  Graphs are not drawn to the same scale. Total return information is shown above under "How have the Funds performed?"

What are other key features of the Funds?

         The description of certain key features of the Funds below is  supplemented by each Fund's  Prospectus and
Statement of Additional Information, which are incorporated by reference.

         Investment  Management and Fees - The Manager manages the assets of both Funds and makes their  respective investment  decisions.  The  portfolio  managers  of both Funds are  employed  by the  Manager.  Both Funds  obtain investment  management  services  from the  Manager  according  to the  terms  of  management  agreements  that are substantially  similar with the exception  that Global Fund has lower  management  fees for assets over 3.5 billion dollars.  Under the management  agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

--------------------------------------------------------------- ------------------------------------------------------------
                         Europe Fund1                                                  Global Fund1
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.80% of the first $250 million of average annual net assets,   0.80% of the first $250 million of average annual net
                                                                assets,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.77% of the next $250 million,                                 0.77% of the next $250 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.75% of the next $500 million,                                 0.75% of the next $500 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.69% of the next $1 billion,                                   0.69% of the next $1 billion,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.67% of average annual net assets over $2 billion.             0.67% of the next $1.5 billion,
--------------------------------------------------------------- ------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.65% of the next $2.5 billion,
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.63% of the next $4 billion and
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.61% of average annual net assets in excess of $10 billion.
                                                             --------------------------------------------------------------

1.       Based on average annual net assets of the respective Fund.

         For Europe Fund only,  the Manager has  voluntary  waived a portion of its advisory  fees since January 1,
2002,  based on that Fund's ranking by Lipper,  Inc. in its peer group,  European Region Funds.  This waiver may be terminated at any time.  Since that date,  when Europe Fund's trailing one year  performance  percentile was ranked by Lipper in the 5th  quintile,  the Manager has waived  0.10% of its advisory fee in the  following  quarter,  and when ranked by Lipper in the 4th  quintile,  the  Manager has waived  0.05% of its  advisory  fee in the  following quarter. Lipper rankings do not take sales charges into consideration.

         The  management  fee for Europe Fund for the twelve  months  ended March 31, 2003 was 0.80% of the average annual net assets for each class of shares before,  and 0.75% after,  the voluntary fee waiver discussed above. The management  fee for Global Fund for the twelve  months  ended  March 31,  2003 was 0.67% of the average  annual net assets for each class of shares. The 12b-1 distribution  plans for both Funds are substantially  similar.  However, the  "Management  Fees" and "Other  Expenses" the Funds  incurred,  including  transfer  agent fees and  custodial, accounting and legal expenses,  have differed,  with Global Fund's "Management  Fees",  "Other Expenses" and "Total
Expenses" being less than those of Europe Fund because Global Fund is a significantly larger fund.

Annual Fund Operating Expenses (% of average daily net assets)

------------------------ ------------------ ---------------- -----------------------------
12 months ended          Europe Fund1       Global Fund      Combined Pro Forma
03/31/03                 Class A            Class A          Class A
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Management Fees                0.75%             0.67%                  0.67%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
12b-1 Fees                     0.24%             0.24%                  0.24%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Other Expenses                 0.86%             0.27%                  0.27%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Total Expenses                 1.85%             1.18%                  1.18%
------------------------ ------------------ ---------------- -----------------------------

"Other  Expenses"  include  transfer  agent fees and  custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.       The expenses  shown for Europe Fund are shown after  management  fee and  transfer  fee waivers.  Prior to such waivers,  "Management  Fees" were 0.80%,  "Other  Expenses" were 1.07%,  and "Total Expenses" for Class A were 2.11%.

         For a  detailed  description  of each  Fund's  investment  management  agreement,  see the  section  below entitled  "Comparison of Investment  Objectives and Policies - How do the account features and shareholder services for the Funds compare?"

         Transfer  Agency and Custody  Services - Both Funds  receive  shareholder  accounting  and other  clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying agent.  It acts on an annual  per-account fee basis for both Funds.  The terms of the transfer agency agreement for both Funds, and of a voluntary  undertaking  to limit  transfer agent fees (to 0.35% per fiscal year for each class of both Funds) are substantially  similar.  Citibank,  N.A.,  located at 111 Wall Street,  New York, NY 10005,  for Europe Fund and JP
Morgan Chase Bank,  located at 4 Chase Metro Tech Center,  Brooklyn,  NY 11245 for Global Fund, act as custodian of the securities and other assets of the respective Funds.

         Distribution  Services -  OppenheimerFunds  Distributor,  Inc. (the  "Distributor")  acts as the principal underwriter  in a  continuous  public  offering of shares of both Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement under Rule 12b-1 of the Investment  Company
Act for their Class A shares.  The Service Plan provides for the  reimbursement  to  OppenheimerFunds  Distributor,
Inc.  (the  "Distributor"),  for a portion of its costs  incurred  in  connection  with the  personal  service  and maintenance  of  accounts  that  hold  Class A shares of the  respective  Funds.  Under the Class A Service  Plans, reimbursement  is made  quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares of the respective  Funds.  The Distributor  currently uses all of those fees to compensate  dealers, brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and  maintenance  of accounts of their customers that hold Class A shares of the respective Funds.

         Both Funds have adopted  Distribution  and Service Plans and Agreements under Rule 12b-1 of the Investment
Company Act for Class B, Class C and Class N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the  personal  service and maintenance of shareholder  accounts.  Under each Class B and Class C Plan, the Funds pay the Distributor a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual rate of
0.75% of average  annual net assets.  Under each Class N Plan,  the Funds pay the  Distributor  a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales  charge at an annual rate of 0.25% of average annual net assets.  All fee amounts are computed on the average  annual net assets of the class  determined as of the close of each  regular  business  day of each  Fund.  The  Distributor  uses all of the  service  fees to compensate  dealers for  providing  personal  services and  maintenance  of accounts of their  customers  that hold shares of the Funds.  The Class B and Class N asset-based  sales charge is retained by the  Distributor.  After the first year, the Class C asset-based sales charge is paid to the  broker-dealer as an ongoing  concession for shares that have been  outstanding for a year or more. The terms of the Funds'  respective  Distribution and Service Plans are substantially similar.

         For a detailed  description  of each Fund's  distribution-related  services,  see the section below titled
"Comparison of Investment  Objectives and Policies - How do the Account  Features and Shareholder  Services for the
Funds Compare?"

         Purchases,  Redemptions,  Exchanges and other Shareholder Services - Both Funds have the same requirements and restrictions in connection with purchases,  redemptions and exchanges.  In addition,  each Fund also offers the same types of shareholder  services.  More detailed  information  regarding purchases,  redemptions,  exchanges and shareholder  services can be found below in the section  below titled  "Comparison  of  Investment  Objectives  and
Policies - How do the Account Features and Shareholder Services for the Funds Compare?"

         Dividends and  Distributions  - Both Funds may declare  dividends from net investment  income and may make distributions  out of any  capital  gains  separately  for each class of shares  annually  and pay those  dividends and/or  capital  gains  distributions  to  shareholders  in December on a date  selected by the Board of each Fund.
There can be no assurance  that either Fund will pay any dividends or capital gains  distributions  in a particular year.

         For a  detailed  description  of each  Fund's  policy on  dividends  and  distributions,  see the  section entitled  "Comparison of Investment  Objectives and Policies - How do the account features and shareholder services for the Funds compare?"

                   What are the Principal Risks of an Investment in Europe Fund or Global Fund?

         As with most  investments,  investments  in Europe Fund and Global  Fund  involve  risks.  There can be no guarantee  against loss  resulting  from an investment in either Fund,  nor can there be any assurance  that either
Fund will achieve its  investment  objective.  The risks  associated  with an  investment in each Fund are similar.
Because both Funds invest  substantially  in stocks of foreign  companies,  the value of each Fund's portfolio will be affected by changes in the foreign stock  markets.  Changes in the overall  market prices of securities  and the income they pay can occur at any time.  The share  prices of each Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         For more  information  about the risks of the Funds, see below "What are the main risks associated with an investment in the Funds?" under the heading "Comparison of Investment Objectives and Policies."

                                          REASONS FOR THE REORGANIZATION

         At a meeting of the Board of Trustees of Europe Fund held April 17,  2003,  the Board  considered  whether to approve the proposed  Reorganization  and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the proposed  Reorganization.  Information  with respect to the
Funds'  respective  investment  objectives and policies,  management  fees,  distribution  fees and other operating expenses, historical performance and asset size, was included in the Board materials.

         The Board  reviewed  information  demonstrating  that Europe  Fund is a  significantly  smaller  fund with approximately  $10.8 million in net assets as of June 30, 2003. The Board  considered that Europe Fund's assets may not  increase  substantially  in size in the near  future,  that its  expense  ratios  might  remain  high as fixed expenses are borne by a relatively  small fund, and that  economies of scale may benefit Europe Fund  shareholders.
In  comparison,  Global  Fund had  approximately  $7,295.7  million  in net assets as of June 30,  2003.  After the
Reorganization,  the shareholders of Europe Fund would become  shareholders of a larger fund that is anticipated to have lower overall  operating  expenses than Europe Fund. There can be no assurances that lower operating  expenses will continue into the future.

         The Board  considered  the fact that both  Funds have the same  investment  objective  of seeking  capital appreciation.  Additionally,  the Board  considered  that both Funds invest in foreign  equities,  and reviewed the differences  in their  respective  investment  focus.  Under normal market  conditions,  Europe Fund will invest at least 80% of its net assets (plus any borrowing for  investment  purposes) in common stocks of European  companies.
It currently  invests mainly in developed  European  markets.  Global Fund has a much broader  geographic  mix. Its portfolio holdings can include holdings of securities of European  companies,  companies in other foreign countries and in the U.S., depending on perceived investment opportunities.

         The Board noted that  Global  Fund's  management  fee ratio is lower than that of Europe  Fund.  The Board also  considered  that Global  Fund's  long-term  performance  has been  superior to that of Europe  Fund.  It also considered that the procedures for purchases,  exchanges and redemptions of shares of both Funds are  substantially similar and that both Funds offer the same investor services and options.

         The Board also  considered the terms and conditions of the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization  and that the  Reorganization is expected to be a tax-free reorganization.  The Board concluded that Europe Fund's  participation  in the transaction is in the best interests of Europe  Fund and its  shareholders,  notwithstanding  that the lower pro forma  expenses of the  combined  funds
(relative to Europe Fund) and the historically  better  performance of Global Fund is subject to change.  The Board further  concluded  that  the  Reorganization  would  not  result  in a  dilution  of  the  interests  of  existing shareholders of Europe Fund.

         After  consideration  of the above factors,  and such other factors and information as the Board of Europe
Fund deemed  relevant,  the Board,  including  the  Trustees  who are not  "interested  persons" (as defined in the
Investment  Company Act) of either Europe Fund or the Manager (the "Independent  Trustees"),  unanimously  approved the  Reorganization  and the  Reorganization  Agreement and voted to recommend its approval to the  shareholders of
Europe Fund.

         The Board of Global Fund also  determined  that the  Reorganization  was in the best  interests  of Global
Fund and its  shareholders  and that no dilution would result to those  shareholders.  Global Fund  shareholders do not vote on the  Reorganization.  The  Board of  Global  Fund,  including  the  Independent  Trustees,  unanimously approved the Reorganization and the Reorganization Agreement.

         For the reasons  discussed  above,  the Board, on behalf of Europe Fund,  recommends that you vote FOR the
Reorganization  Agreement.  If  shareholders  of Europe  Fund do not  approve  the  Reorganization  Agreement,  the
Reorganization will not take place.

                                       INFORMATION ABOUT THE REORGANIZATION

         This is only a summary of the material terms of the Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How will the Reorganization be carried out?

         If the shareholders of Europe Fund approve the  Reorganization  Agreement,  the  Reorganization  will take place after  various  conditions  are  satisfied  by Europe  Fund and Global  Fund,  including  delivery of certain documents.  The Closing  Date is  presently  scheduled  for October 17, 2003 and the  Valuation  Date is  presently scheduled for October 16, 2003.

         If shareholders of Europe Fund approve the  Reorganization  Agreement,  Europe Fund will deliver to Global
Fund  substantially  all of its net assets on the  closing  date.  In  exchange,  shareholders  of Europe Fund will receive  Class A, Class B, Class C, Class N and Class Y Global  Fund  shares  that have a value equal to the dollar value of the  assets  delivered  by Europe  Fund to Global  Fund.  Europe  Fund  will  then be  liquidated  and its outstanding  shares will be cancelled.  The stock transfer  books of Europe Fund will be permanently  closed at the close of business on the Valuation  Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by Europe  Fund.  Redemption  requests received after that time will be considered requests to redeem shares of Global Fund.

         Shareholders  of Europe  Fund who vote  their  Class A,  Class B,  Class C,  Class N and Class Y shares in favor of the  Reorganization  will be electing in effect to redeem  their  shares of Europe Fund at net asset value on the Valuation Date,  after Europe Fund subtracts a cash reserve,  and reinvest the proceeds in Class A, Class B,
Class C, Class N and Class Y shares of Global Fund at net asset  value.  The cash  reserve is that amount  retained by  Europe  Fund,  which is  deemed  sufficient  in the  discretion  of the Board  for the  payment  of the  Fund's outstanding  debts,  taxes and expenses of liquidation.  The cash reserve will consist of approximately  $_________
in cash.  This amount of cash  reserve is  reflected  in the pro forma  presentation  of net asset value per share.
Global Fund is not  assuming  any debts of Europe Fund  except  debts for  unsettled  securities  transactions  and outstanding  dividend and redemption  checks.  Any debts paid out of the cash reserve will be those debts, taxes or expenses of liquidation  incurred by Europe Fund on or before the Closing Date.  Europe Fund will recognize capital gain or loss on any  sales of  portfolio  securities  made  prior to the  Reorganization.  The  sales of  portfolio securities  contemplated in the  Reorganization  are anticipated to be in the ordinary course of business of Europe
Fund's activities.

         Under the  Reorganization  Agreement,  within one year after the Closing  Date,  Europe  Fund  shall:  (a)
either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash reserve to Global Fund, if such  remaining  amount is not material (as defined  below) or (ii)  distribute such  remaining  amount to the  shareholders  of Europe  Fund who were  shareholders  on the  Valuation  Date.  The remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deducting  the estimated expenses  of the  distribution,  equals  or  exceeds  one cent per  share  of the  number  of  Europe  Fund  shares outstanding  on the Valuation  Date. In order to qualify for this rebate,  it is not necessary for a shareholder of
Europe  Fund to  continue  to hold Global  Fund  shares  received  in the  Reorganization.  If the cash  reserve is insufficient  to satisfy any of Europe  Fund's  liabilities,  the Manager will assume  responsibility  for any such unsatisfied liability. Within one year after the Closing Date, Europe Fund will complete its liquidation.

         Under the  Reorganization  Agreement,  either  Europe Fund or Global Fund may  abandon and  terminate  the
Reorganization  Agreement  for any reason and there shall be no liability for damages or other  recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement  without reasonable  cause,  it  shall,  upon  demand,  reimburse  the other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

         To the  extent  permitted  by law,  the  Funds may agree to amend  the  Reorganization  Agreement  without shareholder  approval.  They may also agree to terminate and abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of Europe Fund.

Who will pay the expenses of the Reorganization?

         The cost of printing  and mailing the proxies and this  Prospectus  and Proxy  Statement  will be borne by
Europe Fund. The cost of printing and mailing this  Prospectus and Proxy  Statement will be paid by Europe Fund are estimated to be $11,257 and $6,028,  respectively.  The Funds will bear the cost of their  respective tax opinions.
Any  documents  such as existing  prospectuses  or annual  reports that are  included in the proxy  mailing or at a shareholder's  request  will  be a cost  of the  Fund  issuing  the  document.  Any  other  out-of-pocket  expenses associated  with the  Reorganization  will be paid by the Funds in the amounts  incurred by each.  The  approximate cost of the Reorganization is $_________ for Europe Fund and $_________ for Global Fund.

What are the tax consequences of the Reorganization?

         The  Reorganization  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under  Section  368(a)(1)  of the Internal  Revenue  Code of 1986,  as amended.  Based on certain  assumptions  and representations  received  from Europe  Fund and Global  Fund,  it is  expected to be the opinion of KPMG LLP,  tax advisor to Europe Fund,  that  shareholders  of Europe Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Global  Fund,  that  shareholders  of Global
Fund will not  recognize  any gain or loss upon receipt of Europe  Fund's  assets,  and that the holding  period of
Global Fund shares  received in that exchange  will include the period that Europe Fund shares were held  (provided such  shares were held as a capital  asset on the Closing  Date).  If this tax  opinion is not  forthcoming  by the
Closing  Date,  the Fund may  still  choose to go  forward  with the  Reorganization,  pending  re-solicitation  of shareholders  and  shareholder  approval.  In  addition,  neither Fund is expected to recognize a gain or loss as a direct result of the Reorganization.

         Immediately  prior to the Valuation  Date,  Europe Fund will pay a dividend  which will have the effect of distributing to Europe Fund's  shareholders  all of Europe Fund's net investment  company  taxable income,  if any, for taxable years ending on or prior to the Closing Date  (computed  without  regard to any deduction for dividends paid) and all of its net capital  gains,  if any,  realized in taxable years ending on or prior to the Closing Date
(after  reduction  for any  available  capital  loss  carry-forward).  Any such  dividends  will be included in the taxable income of Europe Fund's shareholders as ordinary income and capital gain, respectively.

         You will continue to be  responsible  for tracking the purchase cost and holding period of your shares and should consult your tax advisor  regarding the effect,  if any, of the  Reorganization  in light of your individual circumstances.  You should also consult your tax advisor as to state and local and other tax consequences,  if any, of the Reorganization because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Global Fund?

         The rights of shareholders of both Funds are  substantially  the same.  Class A, Class B, Class C, Class N and/or  Class Y shares of Global Fund will be  distributed  to  shareholders  of Class A, Class B, Class C, Class N and/or Class Y shares of Europe Fund,  respectively,  in  connection  with the  Reorganization.  Each share will be fully paid and  nonassessable  when issued will have no preemptive or conversion rights and will be transferable on the books of Global Fund.  Each Fund's  Declaration  of Trust  contains an express  disclaimer  of  shareholder  or
Trustee liability for the Fund's  obligations,  and provides for  indemnification and reimbursement of expenses out of its property for any shareholder  held personally  liable for its obligations.  Neither Fund permits  cumulative voting. The shares of Global Fund will be recorded  electronically in each shareholder's account.  Global Fund will then send a confirmation to each shareholder.  Shareholders of Europe Fund holding certificates  representing their shares will not be required to  surrender  their  certificates  in  connection  with the  reorganization.  However, former  shareholders  of Europe Fund whose shares are  represented by outstanding  share  certificates  will not be allowed  to  redeem,  transfer  or pledge  shares  of Global  Fund they  receive  in the  Reorganization  until the exchanged Europe Fund certificates have been returned to the Transfer Agent.

         Like Europe Fund, Global Fund does not routinely hold annual shareholder meetings.

    COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This  section  describes key   investment    policies   of
Europe Fund and Global Fund,  and certain  noteworthy   differences
between      the       investment objectives  and  policies  of the
two Funds.

         Are there any significant differences  between the  investment objectives  and strategies of the Funds?

         In  considering  whether to  approve  the  Reorganization, shareholders
of   Europe   Fund should  consider the  differences in investment objectives, policies  and risks of the Funds. Further  information about Global Fund is set
forth   in  its Prospectus, as supplemented, which accompanies this
Prospectus  and  Proxy  Statement and  is  incorporated  herein  by reference.
Additional information  about  both Funds is set  forth  in  their  respective
Statements of Additional Information,  Annual  Reports and Semi-Annual  Reports,
which  may be obtained  upon  request to the Transfer Agent.  See "Information about Europe Fund" and "Information about Global Fund."

     Europe  Fund and  Global  Fund have the same  investment  objectives.  Both
Funds' investment objective is to seek capital appreciation. Although both Funds invest substantially in equities of foreign securities, only Europe Fund focuses on  securities  of European  countries,  and only Global Fund may also invest in securities of U.S. and other non-European companies (as well as in securities of
European  countries).  This is  explained  further  in  "How  do the  Investment
Policies of the Funds Compare?" below.

What are the main risks associated with an investment in

the Funds?

Like all investments, an investment in both of the Funds involves risk. There is no  assurance  that either  Fund will meet its  investment  objective.  The achievement of the Funds' goals depends upon market conditions,  generally, and on the portfolio manager's  analytical and portfolio management skills.
The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments,  investment performance and prices per share. There is also the risk that poor securities selection by the Manager will cause Global Fund to underperform  other funds having a similar objective. These risks mean that you can lose money by investing in either Fund.  When you redeem your  shares,  they may be worth more or less than what you paid for them.

How  do the investment policies of the Funds compare?

Both funds invest in foreign  equities.  However,  their respective  focuses are different. Under normal market conditions, Europe Fund will invest at least
80% of its net assets  (plus any  borrowings  for  investment  purposes) in common  stocks  of  European  companies.  It  currently  invests  mainly in developed  European  markets.  Global  Fund had  roughly  one-third  of its invested  portfolio  invested in  securities of European  companies,  as of
March 31,  2003.  However its  geographic  mix can vary,  and can include a substantial  U.S./Canadian  position (as of March 31, 2003, over 40% of its invested assets), depending on perceived investment opportunities.

Risks  of  Investing  in  Stocks.

Stocks  fluctuate  in price,  and their  short-term  volatility  at times may be great.  Because the Funds currently invest primarily in common stocks,  the value of the Funds'  portfolios  will be  affected  by changes in the stock markets in which they  invest.  Because  Europe Fund  invests  primarily in stocks of European  companies,  the value of Europe Fund's portfolio may be affected by changes in the  particular  European  stock markets in which it invests.  Because  Global  Fund  invests  in  stocks  of a broad  range  of countries,  the value of Global Fund's portfolio may be affected by changes in stock markets in the U.S. and in foreign stock markets. Market risk will affect the Funds' net asset values per share,  which will  fluctuate as the values of the Fund's portfolio  securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all  move in the  same  direction  uniformly  or at the  same  time.
Different stock markets may behave differently from each other.

Other factors  can  affect a  particular  stock's  price,  such as poor  earnings reports by the issuer,  loss of major customers,  major litigation  against the issuer,  or changes in  government  regulations  affecting  the issuer.
While  Global Fund  currently  invests  mainly in  securities  of large and medium cap companies and Europe Fund currently invests mainly in securities of large  cap  companies,  both  Funds  can also buy  stocks  of small  cap companies  which may have more volatile  stock prices than companies with a larger capitalization.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active  trading  market,  making it  difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered  under the Securities Act of 1933.  Neither
Global  Fund nor Europe Fund will invest more than 10% of its net assets in illiquid or  restricted  securities  (the Board can increase  that limit to
15%).  Certain  restricted  securities  that are  eligible  for  resale  to qualified  institutional  purchasers may not be subject to that limit.  The
Manager  monitors  holdings of illiquid  securities  on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Risksof Foreign  Investing.  The Funds normally invest a substantial  percentage of their assets in foreign securities. Europe Fund invests substantially in stocks of European  countries.  While foreign  securities may offer special investment opportunities, there are also special risks.

The  change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar  value of  securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same accounting and disclosure  requirements to which U.S. companies are subject. The value of foreign  investments  may be affected by exchange  control  regulations, expropriation  or  nationalization  of a company's  assets,  foreign taxes, delays in settlement of transactions,  changes in governmental  economic or monetary  policy in the U.S. or abroad,  or other  political  and  economic factors.  These risks could cause the prices of foreign stocks to fall, and could  therefore  depress  the share  prices of both Funds.  Europe  Fund's greater focus on foreign stocks could increase its exposure to these risks.

Special Risks of Emerging and  Developing  Markets.  While both Funds  currently focus on investing in developed  markets,  each can also invest in emerging or developing  markets.  Securities  of issuers in emerging and  developing markets may offer special investment  opportunities,  but present risks not found in more mature  markets.  Those  securities  may be more difficult to sell at an  acceptable  price and their  prices may be more  volatile  than securities of issuers in more developed markets.  Settlements of trades may be  subject  to  greater  delays  so that the Fund  might not  receive  the proceeds of a sale of a security on a timely basis.  These  investments may be very  speculative.  Europe Fund currently does not intend to invest more than 5% of its total assets in any one emerging market country,  and not to invest  more than 20% of its total  assets in  emerging  market  countries, including  Eastern European  countries (such as Russia and Poland).  Global
Fund  currently  intends  to invest  less  than 5% of its  total  assets in securities of issuers of Eastern European countries.

Thesecountries  might  have  less  developed   trading  markets  and  exchanges.
Emerging  market  countries may have less  developed  legal and  accounting systems  and  investments  may be subject to  greater  risks of  government restrictions  on  withdrawing  the sale  proceeds  of  securities  from the country.  Economics  of  developing  countries  may be  more  dependent  on relatively few industries that may be highly vulnerable to local and global changes.  Governments  may be more  unstable and present  greater  risks of nationalization  or  restrictions  on foreign  ownership of stocks of local companies.

Derivative Investments.  Both Funds can invest in a number of different kinds of
"derivative"  investments  to seek  increased  returns  or to try to  hedge investment risks.  They do not do so currently to a significant  degree. In general terms, a derivative investment is one whose value depends on (or is derived  from) the value of an  underlying  asset,  interest rate or index.
Options, futures, and forward contracts are examples of derivatives.

Derivatives have risks.  If the issuer of the derivative does not pay the amount due, the Funds can lose money on their investment.  The underlying security or investment on which the derivative is based, and the derivative  itself, might not  perform the way the  Manager  expected  it to  perform.  If that happens,  the Funds' share price could  decline or the Funds could get less income  than  expected.  The Funds have  limit on the amount of  particular types of derivatives they can hold.  However,  using  derivatives can cause the Funds to lose money on its investment and/or increase the volatility of its share prices.

Hedging. Both Funds can buy and sell forward contracts,  futures contracts, and put and call  options.  These are all referred to as "hedging  instruments."
The Funds are not  required  to hedge to seek their  objectives.  The Funds have limits on their use of hedging  instruments  and do not use them for speculative purposes.

Hedging involves risks. Options trading involves payment of premium and has special tax effects on the Funds.  If the Manager used a hedging  instrument  at the wrong time or judged  market  conditions  incorrectly,  the  strategy  could reduce the Funds' return.  The Funds could also experience  losses if the prices of their  futures and options  positions  were not  correlated  with their other investments  or if they  could not close out a position  because of an  illiquid market.

Portfolio  Turnover.  Both Funds' investment process may cause the Funds to engage  in active  and  frequent  trading.  Therefore,  the Funds may  engage in short-term trading while trying to achieve their objectives.  Portfolio turnover increases brokerage costs the Funds pay (and reduces performance).  If the Funds realize  capital  gains when they sell their  portfolio  investments,  they must generally pay those gains out to shareholders,  which may increase their taxable distributions.

Temporary Defensive and Interim  Investments.  In times of unstable adverse market,  economic or political  conditions,  both Funds can invest up to 100% of their  assets in temporary  investments  that are  inconsistent  with the Funds'
principal  investment  strategies.  These would  ordinarily  be U.S.  government securities,  highly-rated  commercial paper or other  short-term  corporate debt obligations,  bank  deposits  or  repurchase  agreements.  For  cash  management purposes,  the  Funds  can  hold  cash  equivalents  such as  commercial  paper, repurchase  agreements,  Treasury  bills and other  short-term  U.S.  government securities.  The Funds  might also hold these  types of  securities  pending the investment  of  proceeds  from  the  sale  of  portfolio  securities  or to meet anticipated  redemptions  of Fund  shares.  To the extent  either  Fund  invests defensively in these securities,  it might not achieve its investment  objective of capital appreciation.

What are the fundamental investment restrictions of the Funds?

Both  Europe  Fund and  Global  Fund  have  certain  additional  investment restrictions that,  together with their investment  objectives,  are fundamental policies,  changeable only by shareholder approval.  Generally, these investment restrictions are similar between the Funds and are discussed below:

     o Neither Fund can buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets. The limit does not apply to  securities  issued  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities.  This  means  that each  Fund is  presently  a  "diversified"
investment company under the Investment Company Act.

     o Neither  Fund can buy or sell real  estate.  However,  they can  purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

     o Neither Fund can underwrite  securities of other  companies.  A permitted exception is in case a Fund is deemed to be an underwriter  under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

     o Neither Fund can issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Funds are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o Neither  Fund can  mortgage,  pledge or otherwise  encumber,  transfer or assign any of its assets to secure a debt.  Collateral  arrangements for premium and margin payments in connection with hedging  instruments are not deemed to be a pledge of assets.

     o Neither  Fund can lend  money.  However,  the  Funds  can  invest in debt instruments and make loans of portfolio securities.

     o Neither Fund can  concentrate  investments.  That means  neither Fund can invest  25% or  more of its  total  assets  in  companies  in any one  industry.
Obligations of the U.S. government,  its agencies and  instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

     o Neither Fund can invest in companies for the purpose of acquiring control or management of those  companies.  For Europe Fund,  this is a  non-fundamental policy.

     o Neither Fund can invest in or hold  securities  of any issuer if officers and Trustees of the Fund or the Manager individually  beneficially own more than
1/2 of 1% of the  securities of that issuer and together own more than 5% of the securities of that issuer. For Europe Fund, this is a non-fundamental policy.

     o Neither Fund can buy  securities on margin.  However,  the Funds can make margin  deposits in connection with its use of hedging  instruments.  For Europe
Fund, this is a non-fundamental policy.

     o Europe Fund can borrow  money in excess of  one-third of the value of its total  assets.  Each Fund can borrow only if it maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the  Investment  Company
Act.  Only  Global  Fund has the ability to borrow up to 10% of the value of its net  assets  on an  unsecured  basis to invest in  borrowed  funds in  portfolio securities.  This  speculative  technique is known as "leverage." If Global Fund does  borrow,  its  expenses  will be  greater,  and its net asset  value  might fluctuate more than that of funds that do not borrow.

     o Global Fund cannot invest in  commodities or commodity  contracts,  other than the hedging instruments permitted by any of its other fundamental policies.
It does  not  matter  whether  the  hedging  instrument  is  considered  to be a commodity or commodity contract.  Europe Fund has no such fundamental investment restriction.

     o Global Fund cannot  invest in oil, gas or other  mineral  exploration  or
development   programs.   Europe  Fund  has  no  such   fundamental   investment
restriction.

     o Global Fund cannot  invest in  securities  of other  open-end  investment companies, except in connection with a merger, consolidation,  reorganization or acquisition  of assets,  or invest more than 5% of its net assets in  closed-end investment  companies,  including  small  business  investment  companies.  Such investments  may not be made at commission  rates in excess of normal  brokerage commissions. Europe Fund has no such fundamental investment restriction.

     o Global  Fund  cannot  invest  more that 5% of its assets in  warrants  or rights. That limit does not apply to warrants acquired as part of a unit or that are attached to other securities.  No more than 2% of Global Fund's total assets may be  invested  in  warrants  that are not listed on either the New York Stock
Exchange or the American Stock  Exchange.  Although Europe Fund may invest up to
10% of its assets in warrants  and rights,  it does not intend that more than 5%
of its assets will be invested in warrants and rights.

     How do the account features and shareholder services for the Funds compare?

     Investment   Management-   Pursuant  to  each  Fund's  investment  advisory
agreement,  the Manager  acts as the  investment  advisor  for both  Funds.  The
Manager selects  securities for each Fund's portfolio and handles its day-to-day business.  The portfolio  manager of each Fund is employed by the Manager and is the person who is principally  responsible for the day-to-day management of that
Fund's  portfolio.  Other members of the Manager's Equity Portfolio Team provide the  portfolio  managers  with  counsel  and  support in  managing  each  Fund's portfolio.

     The advisory agreements require the Manager, at its expense, to provide the
Funds with adequate office space, facilities and equipment.  The agreements also
require  the  Manager  to  provide  and   supervise   the   activities   of  all
administrative   and   clerical   personnel   required   to  provide   effective
administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     Each Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreements list examples of expenses paid by
each  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to Independent Trustees, legal and audit expenses,  custodian bank and transfer agent  expenses,  share issuance costs,  certain  printing and registration costs and non-recurring expenses, including litigation costs.

     Both investment advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions  in  connection  with any matters to which the agreement(s)  relate.  The  agreements  permit the Manager to act as  investment advisor for any other person,  firm or corporation.  Pursuant to each agreement, the Manager is permitted to use the name  "Oppenheimer" in connection with other investment  companies  for which it may act as  investment  advisor  or  general distributor.  If the Manager shall no longer act as investment advisor to either
Fund,  the  Manager  may  withdraw  the  right  of that  Fund  to use  the  name
"Oppenheimer" as part of its name.

     The Manager is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding company  owned  in  part  by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual  Life  Insurance  Company,  a mutual  life insurance company that also advises pension plans and investment companies.  The
Manager  has  been  an  investment  advisor  since  January  1960.  The  Manager
(including  subsidiaries  and an  affiliate)  managed  more than $120 billion in assets as of March 30, 2003,  including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue, 10th
Floor, New York, New York 10018.  OppenheimerFunds  Services,  a division of the
Manager,  acts as transfer and shareholder  servicing agent for both Europe Fund and Global Fund and for certain other  open-end funds managed by the Manager and its affiliates.

     Distribution  - Pursuant to each Fund's General  Distributor's  Agreements, the Distributor acts as principal underwriter in a continuous public offering of shares of Europe Fund and Global Fund,  but is not  obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing  prospectuses other than those furnished to existing shareholders, are borne by the Distributor,  except for those for which the  Distributor is paid under each Fund's Rule 12b-1  Distribution  and Service
Plans, described below.

     Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the Investment  Company Act for their Class A shares.  The Service Plan provides for the  reimbursement to the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class
A shares. Under the plan, reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of Class A shares of the
Funds. The Distributor  currently uses all of those fees to compensate  dealers, brokers,  banks and other  financial  institutions  quarterly  for expenses they incur in  providing  personal  service  and  maintenance  of  accounts  of their customers that hold Class A shares.

     Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the  Investment  Company Act for their Class B, Class C and Class N shares.  The
Funds' Plans  compensate the Distributor for its services in distributing  Class
B, Class C and Class N shares and servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an asset-based  sales charge at an annual rate of
0.75% of Class B and Class C assets,  and an annual  asset-based sales charge of
0.25% on Class N shares.  The  Distributor  also receives a service fee 0.25% of average  annual net assets under each plan.  All fee amounts are computed on the average  annual  net  assets  of the  class  determined  as of the close of each regular  business day of each Fund. The Distributor uses all of the service fees to compensate  broker-dealers for providing personal services and maintenance of accounts of their customers that hold shares of the Funds. The Class B and Class
N  asset-based  sales charges are retained by the  Distributor.  After the first year, the Class C asset-based sales charges are paid to broker-dealers  who hold or whose  clients hold Class C shares as an ongoing  concession  for shares that have been outstanding for a year or more.

     Purchases  and  Redemptions  - Both Funds are part of the  OppenheimerFunds family of mutual funds. The procedures for purchases,  exchanges and redemptions of shares of the Funds are  substantially the same. Shares of either Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering such shares. Exchange privileges are subject to amendment or termination at any time.

     Both Funds have the same initial and subsequent  minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both
Funds  have a  maximum  initial  sales  charge  of 5.75%  on Class A shares  for purchases  of less than  $25,000.  The  sales  charge  of 5.75% is  reduced  for purchases  of Class A shares of  $25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no  initial  sales  charge but may have to pay a contingent deferred sales charge of up to 1% if the shares are sold within
18 calendar  months from the  beginning of the calendar  month during which they were  purchased.  Class B shares of the Funds are sold without a front-end sales charge but may be subject to a contingent  deferred  sales charge  ("CDSC") upon redemption  depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge,  but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted.  Class N shares are purchased without an initial sales charge,  but if  redeemed  within 18 months of the  retirement  plan's  first  purchase  of N shares, a CDSC of 1% may be deducted.

     Both the Funds  assess a 2% fee on the  proceeds  of fund  shares  that are redeemed  (either by selling or exchanging to another  Oppenheimer  fund) within thirty days of their purchase. Both Funds assess a $12 annual fee on any account valued at less than $500.  Further  details on the redemption fee, on the annual
"small  account"  fee,  and on  circumstances  for which  either fee will not be assessed, are in each Fund's prospectus and Statement of Additional Information.

     Class A,  Class B,  Class C,  Class N and  Class Y shares  of  Global  Fund received  in the  Reorganization  will be issued at net asset  value,  without a sales  charge and no CDSC or  redemption  fee will be imposed on any Europe Fund shares  exchanged  for  Global  Fund  shares as a result of the  Reorganization.
However,  any CDSC  that  applies  to Europe  Fund  shares as of the date of the exchange will carry over to Global Fund shares  received in the  Reorganization.
Shares  acquired  in the  reorganization  may be subject to the  redemption  fee discussed above if redeemed within 30 days of purchase.

     Shareholder  Services--Both Funds also offer the following privileges:  (i)
Right of Accumulation,  (ii) Letter of Intent,  (iii)  reinvestment of dividends and  distributions at net asset value, (iv) net asset value purchases by certain individuals and entities,  (v) Asset Builder (automatic  investment) Plans, (vi)
Automatic  Withdrawal and Exchange Plans for  shareholders who own shares of the
Funds valued at $5,000 or more,  (vii)  AccountLink and PhoneLink  arrangements,
(viii)  exchanges of shares for shares of the same class of certain  other funds at net asset value,  and (ix)  telephone  and Internet  redemption  and exchange privileges. Global Fund also offers wire redemptions of fund shares (for a fee);
Europe Fund does not offer this feature. All of such services and privileges are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

     Dividends  and  Distributions  - Both  Funds  intend to  declare  dividends separately  for each  class of shares  from net  investment  income on an annual basis and to pay those  dividends to shareholders in December on a date selected by the Board of Trustees of each Fund.  Dividends and the distributions  paid on
Class A,  Class B,  Class C,  Class N or  Class Y  shares  may vary  over  time, depending on market conditions,  the composition of the Funds'  portfolios,  and expenses  borne by the  particular  class of shares.  Dividends  paid on Class A shares will  generally be higher than those paid on Class B, Class C, Class N or
Class Y shares, which normally have higher expenses than Class A. The Funds have no fixed  dividend rates and there can be no guarantee that either Fund will pay any dividends or distributions.

     Either Fund may realize capital gains on the sale of portfolio  securities.
If it does,  it may make  distributions  out of any net  short-term or long-term capital  gains in  December  of each  year.  The  Funds  may  make  supplemental distributions  of dividends and capital gains  following the end of their fiscal years.

       VOTING INFORMATION

     How many votes are necessary to approve the Reorganization Agreement?

     The  affirmative  vote of the  holders of a  "majority  of the  outstanding voting  securities"  (as defined in the Investment  Company Act) of Europe Fund, voting  in  the  aggregate  and  not by  class,  is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby. As defined in the Investment  Company Act, the vote of a majority of the outstanding voting securities means the vote of (1) 67% or more of Europe Fund's outstanding shares present at a meeting if the holders of more than 50% of the  outstanding  shares of the Fund are  present or  represented  by proxy;  or (2) more than 50% of the
Fund's outstanding shares,  whichever is less. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Europe  Fund held on the Record  Date.  If  sufficient  votes to approve  the proposal  are not  received  by the  date of the  Meeting,  the  Meeting  may be adjourned to permit further  solicitation of proxies.  The holders of a majority of shares  entitled  to vote at the  Meeting  and  present in person or by proxy
(whether or not  sufficient  to  constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.

     How do I ensure my vote is accurately recorded?

     You can vote in either of three ways:

     o By mail, with the enclosed proxy card.
     o In person at the Meeting (if you are a record owner).
     o By telephone (please see the insert for instructions).

     A proxy card is, in  essence,  a ballot.  If you  simply  sign and date the proxy but give no voting instructions, your shares will be voted in favor of the
Reorganization Agreement.  Shareholders may also be able to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

     Yes.  You may  revoke  your  proxy  at any time  before  it is voted by (i)
writing to the Secretary of Europe Fund at 498 Seventh Avenue,  10th Floor,  New
York, New York 10048 (if received in time to be acted upon);  (ii) attending the
Meeting and voting in person; or (iii) signing and returning a later-dated proxy
(if returned and received in time to be voted).

What other matters will be voted
upon at the Meeting?

     The Board of  Trustees  of Europe Fund does not intend to bring any matters before the Meeting other than those  described in this proxy. It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matters legally come before the Meeting,  the proxy ballots confer discretionary authority  with respect to such matters,  and it is the intention of the persons named to vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

     Shareholders  of record of Europe Fund at the close of business on July 29,
2003 (the "record  date") will be entitled to vote at the  Meeting.  On July 29,
2003,  there were  _________  outstanding  shares of Europe Fund,  consisting of
_________ Class A shares,  _________  Class B shares,  _________ Class C shares,
_________ Class N shares and _________ Class Y shares.  On July 29, 2003,  there were _________  outstanding shares of Global Fund, consisting of _________ Class
A shares, _________ Class B shares,  __________ Class C shares, __________ Class
N shares and __________  Class Y shares.  Proxies  representing  abstentions and broker  non-votes will be included for purposes of determining  whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be  counted  for  purposes  of  determining  whether  the  matters  and proposals  and motions to be voted upon at the Meeting have been  approved.  For purposes of the Meeting,  a majority of shares outstanding and entitled to vote, present in person or  represented  by proxy,  constitutes a quorum.  Global Fund shareholders do not vote on the Reorganization.

     What other solicitations will be made?

     Europe Fund will  request  broker-dealer  firms,  custodians,  nominees and fiduciaries to forward proxy material to the beneficial  owners of the shares of record,  and may  reimburse  them for  their  reasonable  expenses  incurred  in connection with such proxy  solicitation.  In addition to solicitations by mail, officers of Europe Fund or officers and employees of OppenheimerFunds  Services, without  extra  pay,  may  conduct  additional  solicitations  personally  or by
telephone   or   telegraph.   Any   expenses  so  incurred   will  be  borne  by
OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at Europe Fund's expense.  If a proxy  solicitation firm is hired, it is  anticipated  that the cost to Europe Fund of  engaging a proxy  solicitation firm would not exceed $40,000, plus the additional costs which would be incurred in connection  with  contacting  those  shareholders  who have not voted, in the event of a need for resolicitation of votes.

     Shares owned of record by broker-dealers for the benefit of their customers
("street  account  shares")  will  be  voted  by  the  broker-dealer   based  on
instructions received from its customers.  If no instructions are received,  and the broker-dealer does not have discretionary  power to vote such street account shares under  applicable stock exchange rules,  the shares  represented  thereby will be considered to be present at the Meeting for purposes of only determining the  quorum  ("broker  non-votes").  Because of the need to obtain a vote of the majority of the outstanding voting securities for the Reorganization proposal to pass,  abstentions  and  broker  non-votes  will have the same  effect as a vote
"against" the Proposal.

Are there appraisal rights?

     No. Under the Investment  Company Act,  shareholders  do not have rights of appraisal  as a result of the  Reorganization.  Although  appraisal  rights  are unavailable,  you have the right to redeem  your shares at net asset value until the closing date for the Reorganization.  After the closing date, you may redeem your new Global Fund shares or exchange  them into shares of certain other funds in the  OppenheimerFunds  family of mutual  funds,  subject  to the terms of the prospectuses of both funds.

     INFORMATION ABOUT EUROPE FUND

     Information  about  Europe  Fund is  included  in the  current  Europe Fund
Prospectus  dated October 23, 2002 and its supplement  dated July 1, 2003.  This document  has  been  filed  with the SEC (SEC  file no.  811-09097).  Additional information  about  Europe  Fund is also  included  in the Fund's  Statement  of
Additional  Information  dated October 23, 2002 and its supplement dated January
13, 2003, its Annual Report dated August 31, 2002 and  Semi-Annual  Report dated
February  28,  2003,  respectively,  which have been filed with the SEC. You may request  free  copies of these or other  documents  relating  to Europe  Fund by calling  1.800.708.7780  or by writing to  OppenheimerFunds  Services,  P.O. Box
5270,  Denver, CO 80217.  Reports and other information filed by Europe Fund can be inspected and copied at: the SEC's Public Reference Room in Washington,  D.C.
(Phone  1.202.942.8090)  or the EDGAR database on the SEC's Internet  website at
www.sec.gov.  Copies  may be  obtained  upon  payment  of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     INFORMATION ABOUT GLOBAL FUND

     Information about Global Fund is included in Global Fund's Prospectus dated
November 22, 2003,  which accompany and are considered a part of this Prospectus and Proxy Statement. Additional information about Global Fund is included in the
Fund's  Statement  of  Additional  Information  dated  November 22, 2002 and its supplement  dated March 31, 2003, its Annual Report dated September 30, 2002 and
Semi-Annual  Report  dated March 31, 2003,  respectively,  which have been filed with the SEC (SEC  file no.  811-1810).  You may  request  a free  copy of these materials  and other  information  by  calling  1.800.708.7780  or by writing to
Global Fund at  OppenheimerFunds  Services,  P.O.  Box 5270,  Denver,  CO 80217.
Global Fund also files proxy materials,  reports and other  information with the
SEC in accordance  with the  informational  requirements  of the  Securities and
Exchange Act of 1934 and the  Investment  Company Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference  Room in  Washington,  D.C.
(Phone:  1.202.942.8090)  or the EDGAR database on the SEC's Internet website at
www.sec.gov.  Copies  may be  obtained  upon  payment  of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

          PRINCIPAL SHAREHOLDERS

     As of July 29,  2003,  the  officers and Trustees of Europe Fund as a group and of Global  Fund as a group,  owned  less than 1% of the  outstanding  voting shares of their respective Fund. As of July 29, 2003, the only persons who owned of record or were known by Europe Fund or Global Fund to own  beneficially 5% or more of any class of the  outstanding  shares of that respective Fund are listed in Exhibit B.

By Order of the Board of Trustees,

Robert G. Zack, Secretary
August 8, 2003

 EXHIBITS TO THE COMBINED PROXY
    STATEMENT AND PROSPECTUS

Exhibit
-------

A    Agreement and Plan of Reorganization between Oppenheimer Europe Fund and
     Oppenheimer Global Fund

B    Major Shareholders

                        EXHIBIT A

     AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION  (the  "Agreement")  dated as of April
17, 2003 by and between Oppenheimer Europe Fund ("Europe Fund"), a Massachusetts
business trust and  Oppenheimer  Global Fund ("Global  Fund"),  a  Massachusetts
business trust.

      W I T N E S S E T H:

     WHEREAS,  the  parties  are  each  open-end  investment  companies  of  the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the  "Code"),  of  Europe  Fund  through  the  acquisition  by  Global  Fund of substantially all of the assets of Europe Fund in exchange for the voting shares of  beneficial  interest  ("shares")  of Class A,  Class B, Class C, Class N and
Class Y shares of Global  Fund and the  assumption  by  Global  Fund of  certain liabilities of Europe Fund, which Class A, Class B, Class C, Class N and Class Y shares  of Global  Fund are to be  distributed  by  Europe  Fund pro rata to its shareholders in complete liquidation of Europe Fund and complete cancellation of its shares;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  (the  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The reorganization will be comprised of the acquisition by Global Fund of substantially all of the assets of Europe Fund in exchange for Class A, Class
B,  Class C,  Class N and Class Y shares of Global  Fund and the  assumption  by
Global Fund of certain  liabilities of Europe Fund, followed by the distribution of such Class A, Class B, Class C, Class N and Class Y shares of Global  Fund to the Class A, Class B, Class C, Class N and Class Y  shareholders  of Europe Fund in  exchange  for their Class A, Class B, Class C, Class N and Class Y shares of
Europe Fund, all upon and subject to the terms of the Agreement  hereinafter set forth.

     The share transfer  books of Europe Fund will be permanently  closed at the close of  business  on the  Valuation  Date (as  hereinafter  defined)  and only redemption requests received in proper form on or prior to the close of business on the  Valuation  Date shall be fulfilled by Europe Fund;  redemption  requests received  by Europe  Fund after that date shall be treated as  requests  for the redemption of the shares of Global Fund to be distributed to the  shareholder in question as provided in Section 5 hereof.

     2. On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
Europe Fund on that date,  excluding a cash reserve  (the "cash  reserve") to be retained  by Europe Fund  sufficient  in its  discretion  for the payment of the expenses of Europe Fund's dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered  as  provided in
Section 8 to Global Fund, in exchange for and against delivery to Europe Fund on the  Closing  Date of a number of Class A, Class B, Class C, Class N and Class Y shares of Global Fund, having an aggregate net asset value equal to the value of the assets of Europe Fund so transferred and delivered.

     3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares  of  Global  Fund  and the  value  of the  assets  of  Europe  Fund to be transferred  shall in each case be determined as of the close of business of The
New York Stock Exchange on the Valuation  Date. The computation of the net asset value of the  Class A,  Class B,  Class C,  Class N and Class Y shares of Global
Fund and the  Class A,  Class B,  Class C,  Class N and Class Y shares of Europe
Fund  shall  be  done in the  manner  used  by  Global  Fund  and  Europe  Fund, respectively,  in the computation of such net asset value per share as set forth in their  respective  prospectuses.  The  methods  used by  Global  Fund in such computation shall be applied to the valuation of the assets of Europe Fund to be transferred to Global Fund.

     Europe Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends,  shall have the effect of  distributing  to Europe  Fund's  shareholders  all of Europe
Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends paid) and all of its net capital  gain,  if any,  realized in taxable years ending on or prior to the
Closing Date (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

     In the event that on the Valuation  Date either party has,  pursuant to the
Investment Company Act of 1940, as amended (the "Act"), or any rule,  regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore,  the Closing  Date shall be  postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
provided,  however,  that if such  suspension  shall continue for a period of 60 days beyond the Valuation  Date,  then the other party to the Agreement shall be permitted to terminate the Agreement  without liability to either party for such termination.

     5. In conjunction  with the Closing,  Europe Fund shall distribute on a pro rata basis to the  shareholders of Europe Fund as of the Valuation Date Class A,
Class B, Class C, Class N and Class Y shares of Global  Fund  received by Europe
Fund on the Closing  Date in exchange  for the assets of Europe Fund in complete liquidation of Europe Fund; for the purpose of the  distribution  by Europe Fund of Class A,  Class B,  Class C,  Class N and Class Y shares  of  Global  Fund to
Europe Fund's  shareholders,  Global Fund will promptly cause its transfer agent to: (a) credit an  appropriate  number of Class A, Class B, Class C, Class N and
Class Y shares of Global Fund on the books of Global Fund to each Class A, Class
B, Class C, Class N and Class Y shareholder of Europe Fund in accordance  with a list (the "Shareholder  List") of Europe Fund shareholders  received from Europe
Fund; and (b) confirm an appropriate  number of Class A, Class B, Class C, Class
N and Class Y shares of Global  Fund to each  Class A, Class B, Class C, Class N and Class Y  shareholder  of  Europe  Fund;  certificates  for Class A shares of
Global  Fund will be issued  upon  written  request of a former  shareholder  of
Europe Fund but only for whole shares,  with  fractional  shares credited to the name of the  shareholder  on the books of Global  Fund and only  after any share certificates for Europe Fund are returned to the transfer agent.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the name and  address  of each  shareholder  of  Europe  Fund, indicating  his  or  her  share  balance.  Europe  Fund  agrees  to  supply  the
Shareholder List to Global Fund not later than the Closing Date. Shareholders of
Europe Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization.
After the Closing Date,  however,  it will be necessary for such shareholders to surrender their  certificates in order to redeem,  transfer or pledge the shares of Global Fund which they received.

     6. Within one year after the Closing Date, Europe Fund shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer any remaining  amount of the cash reserve to Global Fund, if such remaining  amount (as reduced by the estimated cost of  distributing  it to shareholders)  is not  material  (as  defined  below)  or (ii)  distribute  such remaining  amount to the shareholders of Europe Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Europe Fund outstanding on the Valuation Date.

     7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their  respective  portfolios so that,  after the Closing,  Global
Fund will be in compliance with all of its investment policies and restrictions.
At the  Closing,  Europe Fund shall  deliver to Global Fund two copies of a list setting  forth the  securities  then owned by Europe  Fund.  Promptly  after the
Closing,  Europe  Fund  shall  provide  Global  Fund a list  setting  forth  the respective federal income tax bases thereof.

     8. Portfolio  securities or written  evidence  acceptable to Global Fund of record ownership  thereof by The Depository Trust Company or through the Federal
Reserve  Book  Entry  System or any other  depository  approved  by Europe  Fund pursuant  to Rule  17f-4 and Rule  17f-5  under the Act  shall be  endorsed  and delivered,  or transferred by appropriate transfer or assignment  documents,  by
Europe Fund on the Closing  Date to Global  Fund,  or at its  direction,  to its custodian  bank, in proper form for transfer in such  condition as to constitute good  delivery  thereof in  accordance  with the custom of brokers  and shall be accompanied by all necessary state transfer  stamps,  if any. The cash delivered shall be in the form of  certified or bank  cashiers'  checks or by bank wire or intra-bank  transfer  payable  to the order of Global  Fund for the  account  of
Global  Fund.  Class A,  Class B,  Class C, Class N and Class Y shares of Global
Fund  representing  the number of Class A, Class B, Class C, Class N and Class Y shares of  Global  Fund  being  delivered  against  the  assets of Europe  Fund, registered in the name of Europe Fund,  shall be  transferred  to Europe Fund on the Closing Date.  Such shares shall thereupon be assigned by Europe Fund to its shareholders so that the shares of Global Fund may be distributed as provided in
Section 5.

     If, at the Closing Date,  Europe Fund is unable to make delivery under this
Section  8 to Global  Fund of any of its  portfolio  securities  or cash for the reason  that  any of such  securities  purchased  by  Europe  Fund,  or the cash proceeds of a sale of portfolio  securities,  prior to the Closing Date have not yet  been  delivered  to  it or  Europe  Fund's  custodian,  then  the  delivery requirements  of this Section 8 with respect to said  undelivered  securities or cash will be waived and  Europe  Fund will  deliver to Global  Fund by or on the
Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to
Global Fund,  together  with such other  documents,  including a due bill or due bills and brokers'  confirmation  slips as may  reasonably be required by Global
Fund.

     9.  Global  Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased which have not settled and for shareholder  redemption and dividend checks outstanding) of Europe Fund, but Europe Fund will, nevertheless, use its best  efforts  to  discharge  all  known  liabilities,  so far as may be possible,  prior to the  Closing  Date.  The cost of  printing  and  mailing the proxies  and proxy  statements  will be borne by Europe  Fund.  Europe  Fund and
Global Fund will bear the cost of their  respective  tax opinion.  Any documents such as  existing  prospectuses  or annual  reports  that are  included  in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses  of Global Fund and Europe Fund  associated  with this  reorganization, including legal, accounting and transfer agent expenses, will be borne by Europe
Fund and Global Fund, respectively, in the amounts so incurred by each.

     10.  The  obligations  of Global  Fund  hereunder  shall be  subject to the following conditions:

     A. The Board of Trustees of Europe Fund shall have authorized the execution of the Agreement,  and the  shareholders  of Europe Fund shall have approved the
Agreement and the transactions  contemplated  hereby, and Europe Fund shall have furnished to Global Fund copies of resolutions  to that effect  certified by the
Secretary or the Assistant  Secretary of Europe Fund; such shareholder  approval shall have been by the affirmative  vote required by the  Massachusetts  Law and its charter  documents at a meeting for which proxies have been solicited by the
Proxy Statement and Prospectus (as hereinafter defined).

     B. Global Fund shall have  received an opinion dated as of the Closing Date from  counsel to Europe  Fund,  to the effect that (i) Europe Fund is a business trust duly  organized,  validly  existing and in good standing under the laws of the  Commonwealth of  Massachusetts  with full corporate  powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;
and (ii) that all  action  necessary  to make the  Agreement,  according  to its
terms,  valid,   binding  and  enforceable  on  Europe  Fund  and  to  authorize effectively  the  transactions  contemplated by the Agreement have been taken by
Europe Fund. Massachusetts counsel may be relied upon for this opinion.

     C. The representations and warranties of Europe Fund contained herein shall be true and  correct at and as of the Closing  Date,  and Global Fund shall have been furnished with a certificate of the President,  or a Vice President, or the
Secretary or the Assistant Secretary or the Treasurer or the Assistant Treasurer
of Europe Fund, dated as of the Closing Date, to that effect.

     D. On the Closing Date,  Europe Fund shall have  furnished to Global Fund a certificate  of the  Treasurer or  Assistant  Treasurer of Europe Fund as to the
amount  of the  capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to Europe Fund as of the Closing Date.

     E. The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets, of Europe Fund at the close of business on the Valuation Date.

     F. A  Registration  Statement  on Form N-14 filed by Global  Fund under the
Securities  Act of 1933,  as amended (the "1933 Act"),  containing a preliminary form of the Proxy  Statement and Prospectus,  shall have become  effective under the 1933 Act.

     G. On the Closing Date,  Global Fund shall have received a letter of Robert
G. Zack or other senior executive officer of  OppenheimerFunds,  Inc. acceptable to Global Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate  that as of the Closing Date there were any material,  actual or  contingent  liabilities  of  Europe  Fund  arising  out of litigation brought against Europe Fund or claims asserted against it, or pending or to the best of his or her  knowledge  threatened  claims  or  litigation  not reflected in or apparent from the most recent audited  financial  statements and footnotes  thereto of Europe Fund delivered to Global Fund. Such letter may also include such additional statements relating to the scope of the review conducted by  such  person  and his or her  responsibilities  and  liabilities  as are not unreasonable under the circumstances.

     H.  Global Fund shall have  received  an  opinion,  dated as of the Closing
Date, of KPMG LLP (or an appropriate  substitute tax expert), to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

     I.  Global  Fund shall have  received  at the  Closing all of the assets of
Europe Fund to be conveyed  hereunder,  which  assets shall be free and clear of all  liens,  encumbrances,  security  interests,  restrictions  and  limitations whatsoever.

     11.  The  obligations  of Europe  Fund  hereunder  shall be  subject to the following conditions:

     A. The Board of Trustees of Global Fund shall have authorized the execution of the Agreement,  and the transactions  contemplated  thereby,  and Global Fund shall  have  furnished  to Europe  Fund  copies of  resolutions  to that  effect certified by the Secretary or the Assistant Secretary of Global Fund.

     B. Europe  Fund's  shareholders  shall have  approved the Agreement and the transactions  contemplated  hereby,  by an  affirmative  vote  required  by  the
Massachusetts Law and its charter documents and Europe Fund shall have furnished
Global Fund copies of resolutions  to that effect  certified by the Secretary or an Assistant Secretary of Europe Fund.

     C. Europe Fund shall have  received an opinion dated as of the Closing Date from  counsel to Global  Fund,  to the effect that (i) Global Fund is a business trust duly  organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts  with full powers to carry on its business as then being  conducted  and to enter into and  perform  the  Agreement;  (ii) all actions necessary to make the Agreement,  according to its terms, valid, binding and enforceable  upon Global Fund and to authorize  effectively the transactions contemplated  by the  Agreement  have been taken by Global  Fund,  and (iii) the shares of Global Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under
"Shareholder  and Trustee  Liability" in Global  Fund's  Statement of Additional
Information. Massachusetts counsel may be relied upon for this opinion.

     D. The representations and warranties of Global Fund contained herein shall be true and  correct at and as of the Closing  Date,  and Europe Fund shall have been  furnished  with a certificate  of the  President,  a Vice President or the
Secretary or the Assistant Secretary or the Treasurer or the Assistant Treasurer
of the Trust to that effect dated as of the Closing Date.

     E.  Europe  Fund  shall  have  received  an  opinion  of  KPMG  LLP  (or an
appropriate   substitute  tax  expert)  to  the  effect  that  the  federal  tax consequences  of the  transaction,  if carried out in the manner outlined in the
Agreement and in accordance with (i) Europe Fund's  representation that there is no plan or  intention  by any  Europe  Fund  shareholder  who owns 5% or more of
Europe Fund's outstanding shares, and, to Europe Fund's best knowledge, there is no plan or intention on the part of the remaining Europe Fund  shareholders,  to redeem,  sell,  exchange or otherwise  dispose of a number of Global Fund shares received  in  the  transaction  that  would  reduce  Europe  Fund  shareholders'
ownership of Global Fund shares to a number of shares having a value,  as of the
Closing Date,  of less than 50% of the value of all of the formerly  outstanding
Europe Fund shares as of the same date, and (ii) the  representation  by each of
Europe Fund and Global Fund that, as of the Closing Date, Europe Fund and Global
Fund  will  qualify  as  regulated   investment   companies  or  will  meet  the
diversification  test  of  Section  368(a)(2)(F)(ii)  of the  Code,  will  be as follows:

     1.  The  transactions  contemplated  by the  Agreement  will  qualify  as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     2.  Europe  Fund and  Global  Fund  will  each  qualify  as a  "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     3. No gain or loss will be  recognized by the  shareholders  of Europe Fund upon the  distribution  of Class A, Class B, Class C, Class N and Class Y shares of  beneficial  interest  in Global  Fund to the  shareholders  of  Europe  Fund pursuant to Section 354 of the Code.

     4. Under  Section  361(a) of the Code no gain or loss will be recognized by
Europe  Fund by  reason  of the  transfer  of  substantially  all its  assets in exchange  for Class A,  Class B,  Class C,  Class N and Class Y shares of Global
Fund.

     5. Under  Section  1032 of the Code no gain or loss will be  recognized  by
Global Fund by reason of the  transfer  of  substantially  all of Europe  Fund's assets in exchange  for Class A, Class B, Class C, Class N and Class Y shares of
Global Fund and Global Fund's assumption of certain liabilities of Europe Fund.

     6. The shareholders of Europe Fund will have the same tax basis and holding period  for the  Class  A,  Class  B,  Class C,  Class N and  Class Y shares  of beneficial interest in Global Fund that they receive as they had for Europe Fund shares  that they  previously  held,  pursuant  to Section  358(a) and  1223(1), respectively, of the Code.

     7. The  securities  transferred by Europe Fund to Global Fund will have the same tax basis and  holding  period in the hands of Global  Fund as they had for
Europe Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

     F. The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets, of Europe Fund at the close of business on the Valuation Date.

     G. A  Registration  Statement  on Form N-14 filed by Global  Fund under the
1933 Act,  containing a preliminary  form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

     H. On the Closing Date,  Europe Fund shall have received a letter of Robert
G. Zack or other senior executive officer of  OppenheimerFunds,  Inc. acceptable to Europe Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate  that as of the Closing Date there were any material,  actual or  contingent  liabilities  of  Global  Fund  arising  out of litigation brought against Global Fund or claims asserted against it, or pending or, to the best of his or her  knowledge,  threatened  claims or litigation  not reflected in or apparent by the most recent  audited  financial  statements  and footnotes  thereto of Global Fund delivered to Europe Fund. Such letter may also include such additional statements relating to the scope of the review conducted by  such  person  and his or her  responsibilities  and  liabilities  as are not unreasonable under the circumstances.

     I. Europe Fund shall acknowledge  receipt of the Class A, Class B, Class C,
Class N and Class Y shares of Global Fund.

     12. Europe Fund hereby represents and warrants that:

     A. The audited  financial  statements  of Europe Fund as of August 31, 2002 and unaudited financial  statements as of February 28, 2003 heretofore furnished to Global Fund,  present fairly the financial  position,  results of operations, and changes in net assets of Europe  Fund as of that date,  in  conformity  with generally accepted accounting  principles applied on a basis consistent with the preceding  year;  and that from  February 28, 2003 through the date hereof there have not been,  and  through the  Closing  Date there will not be, any  material adverse  change in the business or financial  condition of Europe Fund, it being agreed  that a decrease in the size of Europe  Fund due to a  diminution  in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

     B.  Contingent  upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by Europe Fund's shareholders, Europe Fund has authority to transfer  all of the assets of Europe  Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,   restrictions  and
limitations whatsoever;

     C. The Prospectus, as amended and supplemented,  contained in Europe Fund's
Registration  Statement  under the 1933 Act,  as amended,  is true,  correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein not  misleading.
The Registration Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     D. There is no material contingent liability of Europe Fund and no material claim and no material legal,  administrative or other proceedings pending or, to the knowledge of Europe Fund,  threatened  against Europe Fund, not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which  Europe  Fund is a party  other than those  ordinary in the conduct of its business;

     F. Europe Fund is a Massachusetts  business trust duly  organized,  validly
existing  and  in  good  standing  under  the  laws  of  the   Commonwealth   of
Massachusetts;   and  has  all   necessary   and  material   Federal  and  state
authorizations  to own all of its  assets  and to carry on its  business  as now being conducted;  and Europe Fund that is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

     G. All Federal and other tax returns and reports of Europe Fund required by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been made for the  payment  thereof  and to the best of the  knowledge  of Europe Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

     H.  Europe  Fund has  elected  that  Europe  Fund be treated as a regulated investment company and, for each fiscal year of its operations,  Europe Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a  regulated  investment  company  and  Europe  Fund  intends  to  meet  such requirements with respect to its current taxable year.

     13. Global Fund hereby represents and warrants that:

     A. The audited financial statements of Global Fund as of September 30, 2002 and unaudited financial  statements as of March 31, 2003 heretofore furnished to
Europe Fund, present fairly the financial position,  results of operations,  and changes  in net  assets of Global  Fund,  as of that date,  in  conformity  with generally accepted accounting  principles applied on a basis consistent with the preceding  year; and that from March 31, 2003 through the date hereof there have not been,  and through the Closing Date there will not be, any material  adverse changes  in the  business  or  financial  condition  of  Global  Fund,  it being understood that a decrease in the size of Global Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

     B. The Prospectus, as amended and supplemented,  contained in Global Fund's
Registration  Statement  under  the 1933 Act,  is true,  correct  and  complete, conforms  to the  requirements  of the 1933 Act and does not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements  therein not misleading.  The
Registration  Statement,  as  amended,  was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement,  there is no material contingent liability of
Global Fund and no material claim and no material legal, administrative or other proceedings  pending or, to the  knowledge  of Global Fund,  threatened  against
Global Fund, not reflected in such Prospectus;

     D. There are no material  contracts  outstanding  to which Global Fund is a party other than those ordinary in the conduct of its business;

     E. Global Fund is a business trust duly organized,  validly existing and in good standing under the laws of the Commonwealth of  Massachusetts;  Global Fund has all necessary and material Federal and state  authorizations  to own all its properties and assets and to carry on its business as now being  conducted;  the
Class A, Class B,  Class C,  Class N and Class Y shares of Global  Fund which it issues to Europe Fund pursuant to the Agreement will be duly authorized, validly issued,  fully-paid and  non-assessable,  except as set forth under "Shareholder
& Trustee  Liability" in Global Fund's Statement of Additional  Information,
will conform to the description  thereof contained in Global Fund's Registration
Statement and will be duly registered under the 1933 Act and in the states where registration is required;  and Global Fund is duly registered  under the Act and such  registration  has not been revoked or  rescinded  and is in full force and effect;

     F. All federal and other tax returns and reports of Global Fund required by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been made for the payment  thereof and to the best of the  knowledge of Global  Fund,  no such return is currently under audit and no assessment has been asserted with respect to such  returns and to the extent such tax returns  with respect to the taxable year of Global Fund ended  September 30, 2002 have not been filed,  such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

     G. Global Fund has elected to be treated as a regulated  investment company and,  for  each  fiscal  year  of  its  operations,  Global  Fund  has  met  the requirements  of Subchapter M of the Code for  qualification  and treatment as a regulated  investment  company and Global Fund intends to meet such requirements with respect to its current taxable year;

     H. Global Fund has no plan or intention (i) to dispose of any of the assets transferred by Europe Fund,  other than in the ordinary  course of business,  or
(ii) to redeem or  reacquire  any of the Class A,  Class B, Class C, Class N and
Class Y shares issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

     I. After  consummation of the  transactions  contemplated by the Agreement,
Global Fund intends to operate its business in a substantially unchanged manner.

     14. Each party hereby  represents to the other that no broker or finder has been  employed  by  it  with  respect  to  the  Agreement  or  the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material  fact or omit to state a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will present the information shown fairly in accordance with generally accepted accounting  principles applied on a basis  consistent  with the  preceding  year.  Each  party also  represents  and warrants to the other that the Agreement is valid,  binding and  enforceable  in accordance  with its terms and that the execution,  delivery and  performance of the Agreement  will not result in any violation of, or be in conflict  with, any provision of any charter,  by-laws,  contract,  agreement,  judgment,  decree or order to which it is  subject  or to  which it is a party.  Global  Fund  hereby represents to and covenants with Europe Fund that, if the reorganization becomes effective,  Global Fund will treat each  shareholder of Europe Fund who received any of Global Fund's shares as a result of the reorganization as having made the minimum initial  purchase of shares of Global Fund received by such  shareholder for the  purpose  of making  additional  investments  in shares of Global  Fund, regardless of the value of the shares of Global Fund received.

     15.  Global  Fund  agrees  that it will  prepare  and  file a  Registration
Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy  statement and prospectus  contemplated by Rule 145 under the 1933 Act.
The final form of such proxy  statement  and  prospectus  is  referred to in the
Agreement as the "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such  information  concerning  itself for  inclusion  in the Proxy
Statement and  Prospectus  as may be necessary or desirable in this  connection.
Europe Fund covenants and agrees to liquidate and dissolve under the laws of the
Commonwealth  of  Massachusetts,  following the Closing,  and, upon Closing,  to cause the cancellation of its outstanding shares.

     16. The  obligations of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no  liability  for  damages  or  other  recourse  available  to a  party  not so terminating this Agreement,  provided,  however,  that in the event that a party
shall  terminate  this  Agreement   without   reasonable  cause,  the  party  so
terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection with this Agreement.

     17. The  Agreement may be executed in several  counterparts,  each of which shall be deemed  an  original,  but all  taken  together  shall  constitute  one
Agreement.  The rights and  obligations  of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous  agreements and representations are merged into the Agreement,  which  constitutes the entire contract  between the parties hereto.  No  amendment or  modification  hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived  any  provision  herein  for its  benefit  unless it  executes  a written acknowledgment of such waiver.

     19. Global Fund  understands  that the obligations of Europe Fund under the
Agreement  are not  binding  upon any  Trustee  or  shareholder  of Europe  Fund personally,  but bind only Europe Fund and Europe Fund's  property.  Global Fund represents  that it has notice of the provisions of the  Declaration of Trust of
Europe  Fund  disclaiming   shareholder  and  trustee   liability  for  acts  or
obligations of Europe Fund.

     20. Europe Fund  understands  that the obligations of Global Fund under the
Agreement  are not  binding  upon any  trustee  or  shareholder  of Global  Fund personally,  but bind only Global Fund and Global Fund's  property.  Europe Fund represents  that it has notice of the provisions of the  Declaration of Trust of
Global  Fund  disclaiming   shareholder  and  trustee   liability  for  acts  or
obligations of Global Fund.

     IN WITNESS  WHEREOF,  each of the  parties has caused the  Agreement  to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                                             OPPENHEIMER EUROPE FUND

                                            By:      /s/ Robert G. Zack
                                                      ------------------
                                                      Robert G. Zack
                                                       Secretary

                                                OPPENHEIMER GLOBAL FUND

                                            By:      /s/ Robert G. Zack
                                                     ------------------
                                                     Robert G. Zack
                                                     Secretary

                        EXHIBIT B

     PRINCIPAL SHAREHOLDERS

A. Major  Shareholders of Europe Fund. As of July 29, 2003, the only persons who owned of record, or who were known by Europe Fund to own beneficially 5% or more of any class of that Fund's outstanding shares, and their holdings of that class as of that date, were the following:

              [TBS]

B. Major  Shareholders of Global Fund. As of July 29, 2003, the only persons who owned of record or who were known by Global Fund to own  beneficially 5% or more of any class of that Fund's outstanding shares, and their holdings of that class as of that date, were the following:

              [TBS]

Appendix to Combined  Prospectus of Oppenheimer  Global Fund and Proxy Statement
of Oppenheimer Europe Fund

Graphic material included under the heading "How have the Funds performed?":

A bar chart will be included in the  Prospectus and Proxy  Statement,  depicting the annual total return of a hypothetical investment in Class A shares of Europe
Fund for each calendar year since the Fund's inception,  without deducting sales charges.  Set forth below is the relevant data point that will appear on the bar chart.

                                                Annual Total Returns:
Calendar Year Ended                             Europe Fund Class A Shares

12/31/00                                                -23.76%
12/31/01                                                -25.87%
12/31/02                                                -23.98%

     A bar  chart  will be  included  in the  Prospectus  and  Proxy  Statement, depicting  the annual  total  returns of a  hypothetical  investment  in Class A shares of Global Fund for each of the ten most recent  calendar  years,  without deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

                                                Annual Total Returns:
Calendar Year Ended                             Global Fund Class A Shares

12/31/93                                                 42.63%
12/31/94                                                 -3.11%
12/31/95                                                 16.59%
12/31/96                                                 17.52%
12/31/97                                                 21.82%
12/31/98                                                 12.71%
12/31/99                                                 58.48%
12/31/00                                                  4.06%
12/31/01                                                -11.80%
12/31/02                                                -22.45%

                                              OPPENHEIMER GLOBAL FUND

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

Item 15. Indemnification
------------------------

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Amended and Restated Declaration of Trust filed by cross-reference to Exhibit 16
(1) to this Registration Statement, incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 16. Exhibits
-----------------

     (1) (i)  Amended  and  Restated  Declaration  of Trust dated as of 11/5/96:
Filed herewith.

     (ii)  Amendment  No. 1 to Amended and Restated  Declaration  of Trust dated
8/15/02:  Previously filed with  Registrant's  Post-Effective  Amendment No. 77,
11/18/02 to its  Registration  Statement on Form N-1A (Reg.  No.  2-31661),  and
incorporated herein by reference.

     (2) By-Laws  Amended as of  12/14/00:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 77, 11/18/02 to its Registration Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(3)      N/A.

     (4) Agreement and Plan of Reorganization  dated April 17, 2003: See Exhibit
A to Part A of this Registration Statement, incorporated herein by reference.

     (5)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  76,  1/22/02  to its  Registration
Statement on Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  76,  1/22/02  to its  Registration
Statement on Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate: Previously filed with Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (v) Specimen Class Y Share Certificate:  Previously filed with Registrant's
Post-Effective  Amendment No. 76, 1/22/02 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (6)  Amended  and  Restated  Investment  Advisory  Agreement  dated  as  of
01/19/01:  Previously filed with Registrant's  Post-Effective  Amendment No. 75,
1/18/01 to its  Registration  Statement  on Form N-1A (Reg.  No.  2-31661),  and
incorporated herein by reference.

     (7) (i) General  Distributor's  Agreement dated 12/10/92:  Previously filed with Registrant's  Post-Effective  Amendment No. 59, 1/29/93 to its Registration
Statement  on  Form  N-1A  (Reg.  No.   2-31661),   refiled  with   Registrant's
Post-Effective  Amendment No. 63, 12/1/94 to its Registration  Statement on Form
N-1A  (Reg.  No.  2-31661),   pursuant  to  Item  102  of  Regulation  S-T,  and
incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (8) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated by reference.

     (9) (i) Amended and Restated Custody  Agreement dated 11/12/92:  Previously filed with Registrant's  Post-Effective  Amendment No. 59, 1/29/93, refiled with
Registrant's  Post-Effective Amendment No. 63, 12/1/94,  pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

     (ii) Foreign Custody Manager Agreement  between  Registrant and The Bank of
New  York:   Previously  filed  with  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement of  Oppenheimer  World Bond Fund (Reg.  No.  333-48973),
4/23/98, and incorporated herein by reference.

     (10)(i)  Service Plan and Agreement for Class A Shares dated as of 6/10/93:
Previously filed with Registrant's  Post-Effective Amendment No. 60, 11/24/93 to
its  Registration  Statement on Form N-1A (Reg. No.  2-31661),  and incorporated herein by reference.

     (i)(a)  Amended and Restated  Service Plan and Agreement for Class A shares dated  6/14/02  pursuant  to Rule  12b-1:  Previously  filed  with  Registrant's
Post-Effective  Amendment No. 77, 11/18/02 to its Registration Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (ii)  Distribution  and Service Plan and Agreement for Class B Shares dated as of  2/20/97  pursuant  to Rule  12b-1:  Previously  filed  with  Registrant's
Post-Effective  Amendment No. 70, 9/15/98 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iii)  Distribution and Service Plan and Agreement for Class C Shares dated as of  2/20/97  pursuant  to Rule  12b-1:  Previously  filed  with  Registrant's
Post-Effective  Amendment No. 70, 9/15/98 to its Registration  Statement on Form
N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iv) Distribution and Service Plan Agreement for Class N Shares dated as of
11/19/01:  Previously filed with Registrant's  Post-Effective  Amendment No. 76,
1/22/02 to its  Registration  Statement  on Form N-1A (Reg.  No.  2-31661),  and
incorporated herein by reference.

(11) Opinion and Consent of Counsel to Registrant: Filed herewith.

     (12) Form of Tax Opinion Relating to the  Reorganization:  Previously filed with  Pre-Effective  Amendment No. 1 to Registrant's  Registration  Statement on
Form N-14 (Reg. No. 333-105787), 6/6/03, and incorporated herein by reference.

(13)          N/A.

(14)          Consent of Independent Auditors: Filed herewith.

(15)          N/A.

     (16)(i)  Powers  of  Attorney  for  all  Trustees/Directors  and  Principal
Officers except for Joel W. Motley and John V. Murphy (including Certified Board
Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No.  1 to  the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176),
10/5/00, and incorporated herein by reference.

     (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  41 to the
Registration  Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645),
10/22/01, and incorporated herein by reference.

     (iii)  Power of  Attorney  for Joel W. Motley  (including  Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  8 to  the
Registration  Statement of  Oppenheimer  International  Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

Item 17. Undertakings
---------------------

     The  Registrant  agrees  to  file  a  final  tax  opinion  relating  to the
Reorganization  within a  reasonable  time  following  the Closing Date (as such terms are defined in Part A hereof).

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 14th day of
July, 2003.

                                 OPPENHEIMER GLOBAL FUND

                                 By:  /s/ John V. Murphy*
                             ----------------------------------------------
                                    John V. Murphy, President,
                                 Principal Executive Officer & Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures                                  Title                                   Date
----------                                  -----                                   ----

/s/ Clayton K. Yeutter*                     Chairman of the

----------------------------                Board of Trustees                       July 14, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*                        Vice Chairman of the                    July 14, 2003
-------------------------                   Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                         President, Principal

--------------------------                  Executive Officer                       July 14, 2003
John V. Murphy                              & Trustee

/s/ Brian W. Wixted*                        Treasurer, Principal                    July 14, 2003
-------------------------                   Financial and
Brian W. Wixted                             Accounting Officer

/s/ Robert G. Galli*                        Trustee                                 July 14, 2003

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                 July 14, 2003

---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*                         Trustee                                 July 14, 2003

------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*                  Trustee                                 July 14, 2003

--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                     Trustee                                 July 14, 2003

----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                        Trustee                                 July 14, 2003

-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*               Trustee                                 July 14, 2003

---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                              OPPENHEIMER GLOBAL FUND

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

16   (1)(i)                Amended and Restated Declaration of Trust dated as of 11/5/96

16   (11)                  Opinion and Consent of Counsel to Oppenheimer Global Fund

16   (14)                  Consent of Independent Auditors